UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Strategic Income Fund

Class A

Ticker: PSRAX

Semi-Annual Shareholder Report — March 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PSRAX — SAR (3/26)

Victory Pioneer Strategic Income Fund

Class C

Ticker: PSRCX

Semi-Annual Shareholder Report — March 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$84	1.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PSRCX — SAR (3/26)

Victory Pioneer Strategic Income Fund

Class R

Ticker: STIRX

Semi-Annual Shareholder Report — March 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$67	1.34%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STIRX — SAR (3/26)

Victory Pioneer Strategic Income Fund

Class R6

Ticker: STRKX

Semi-Annual Shareholder Report — March 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.59%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STRKX — SAR (3/26)

Victory Pioneer Strategic Income Fund

Class Y

Ticker: STRYX

Semi-Annual Shareholder Report — March 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$3,725,684
Number of Holdings	1,196
Portfolio Turnover	43%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	23.4%
Yankee Dollars	21.9%
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgages	17.8%
Collateralized Mortgage Obligations	9.3%
Asset-Backed Securities	7.8%
Insurance-Linked Securities	3.6%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STRYX — SAR (3/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

March 31, 2026
Semi-Annual: Full Financials
Victory Pioneer Strategic Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS
Victory
Portfolios
IV

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
27
Statement of Operations
29
Statements of Changes in Net Assets
30
Financial Highlights
32
Notes to Financial Statements (Form N-CSR Item 7) 37

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (7.8%)
ABS Auto (2.9%):
ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31, Callable 8/20/26 @ 100(a) ..... $ 1,190 $ 1,202
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 1/15/28 @ 100(a) ............... 513 521
Series 2024-A, Class G, 12.75%, 5/17/32, Callable 1/15/28 @ 100(a) .............. 1,200 1,240
Series 2024-B, Class G, 11.40%, 9/15/32, Callable 6/15/28 @ 100(a) .............. 2,220 2,261
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... 3,260 3,311
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 11/12/28 @ 100(a) .............. 4,130 4,139
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29,
Callable 10/15/26 @ 100(a) ........................................... 2,000 2,005
Exeter Automobile Receivables Trust .........................................
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 5/15/29 @ 100(a) .............. 14,800 15,181
Series 2024-5A, Class E, 7.22%, 5/17/32, Callable 3/15/29 @ 100(a) .............. 13,220 13,411
Series 2025-1A, Class E, 7.48%, 9/15/32, Callable 7/15/29 @ 100(a) .............. 10,730 10,806
Series 2025-3A, Class E, 7.52%, 12/15/32, Callable 9/15/29 @ 100(a) ............. 7,560 7,600
GLS Auto Receivables Issuer Trust ..........................................
Series 2024-2A, Class E, 7.98%, 5/15/31, Callable 12/15/28 @ 100(a) ............. 2,830 2,948
Series 2024-3A, Class E, 7.25%, 6/16/31, Callable 1/15/29 @ 100(a) .............. 12,197 12,480
Series 2025-2A, Class E, 7.73%, 6/15/32, Callable 8/15/29 @ 100(a) .............. 4,270 4,408
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class D, 8.92% (SOFR30A+525bps), 5/20/32, Callable 11/20/27 @ 100(a)
(b) ............................................................. 392 399
Series 2024-2, Class D, 7.67% (SOFR30A+400bps), 10/20/32, Callable 6/20/28 @ 100(a)
(b) ............................................................. 629 628
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class E, 9.35%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 3,200 3,238
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 6,700 6,710
Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @
100(a) ........................................................... 2,959 2,951
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, 6/15/32, Callable
9/15/28 @ 100(a) ................................................... 1,921 1,973
Tricolor Auto Securitization Trust ...........................................
Series 2024-1A, Class E, 11.91%, 9/17/29, Callable 11/15/26 @ 100(a)(c) .......... 4,022 1,079
Series 2024-2A, Class D, 7.61%, 8/15/28, Callable 6/15/28 @ 100(a)(c) ............ 7,690 1,993
Series 2024-3A, Class E, 8.64%, 7/15/30, Callable 10/15/27 @ 100(a)(c) ........... 2,550 328
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class D, 9.87%, 5/15/31, Callable 8/15/27 @ 100(a) ............... 3,500 3,693
Series 2026-1, Class A, 4.53%, 8/15/28(a) ................................. 2,651 2,651
107,156
ABS Card (0.3%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class C, 9.33%, 10/15/30(a) ................................ 6,550 6,654
Series 2022-A, Class D, 12.42%, 10/15/30(a) ............................... 3,000 3,110
Series 2024-A, Class A, 5.78%, 12/15/32(a) ................................ 1,900 1,907
11,671
ABS Home (0.2%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(d) .......................................... 3,897 3,908
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(d) ....................................................... 4,123 4,166
8,074
ABS Other (4.4%):
321 Henderson Receivables III LLC .........................................
Series 2008-1A, Class C, 9.36%, 1/15/48, Callable 10/15/26 @ 100(a) ............. 500 510
Series 2008-1A, Class D, 10.81%, 1/15/50, Callable 10/15/26 @ 100(a) ............ 500 512
Accelerated Assets LLC ..................................................
Series 2018-1, Class B, 4.51%, 12/2/33(a) ................................. 145 143
Series 2018-1, Class C, 6.65%, 12/2/33(a) ................................. 205 196
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28,
Callable 4/20/26 @ 100(a) ............................................ 2,350 2,351

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29,
Callable 7/20/26 @ 100(a) ............................................ $ 1,413 $ 1,424
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30,
Callable 6/20/27 @ 100(a) ............................................ 5,250 5,416
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31,
Callable 1/20/28 @ 100(a) ............................................ 4,910 5,029
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32,
Callable 8/20/28 @ 100(a) ............................................ 2,176 2,232
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35, Callable 10/17/28 @
100(a) ........................................................... 6,410 6,789
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 2,760 2,634
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31, Callable
7/15/27 @ 100(a) ................................................... 3,180 3,227
Cascade MH Asset Trust ..................................................
Series 2021-MH1, Class B1, 4.57%, 2/25/46, Callable 4/25/38 @ 100(a) ........... 2,150 1,808
Series 2021-MH1, Class B3, 7.50%, 2/25/46, Callable 4/25/38 @ 100(a)(d) ......... 4,000 3,578
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52, Callable 4/25/26
@ 100(a) ......................................................... 7,465 5,330
Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable
4/25/26 @ 100(a) ................................................... 71 60
Crockett Partners Equipment Co. IIA LLC .....................................
Series 2024-1C, Class A, 6.05%, 1/20/31, Callable 4/20/29 @ 100(a) .............. 4,258 4,308
Series 2024-1C, Class C, 10.16%, 1/20/31, Callable 4/20/29 @ 100(a) ............. 913 949
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 3,590 3,534
FIGRE Trust ..........................................................
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 2/25/30 @ 100(a)(d) .......... 11,950 12,014
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 3/25/30 @ 100(a)(d) ........... 6,475 6,516
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/30 @ 100(a)(d) .......... 3,112 3,132
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 1/25/31 @ 100(a)(d) ........... 14,693 14,653
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 7/25/28 @ 100(a)(d) .......... 5,954 5,916
Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35, Callable
4/20/27 @ 100(a) ................................................... 2,885 2,879
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 9/17/39, Callable 4/17/26 @
100(a)(e) ......................................................... 572 550
J.G. Wentworth XLI LLC, Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 4/15/26 @
100(a) ........................................................... 100 100
Libra Solutions LLC .....................................................
Series 2024-1A, Class B, 7.91%, 9/30/38(a) ................................ 2,010 2,008
Series 2025-1A, Class B, 8.06%, 8/15/39(a) ................................ 3,830 3,825
Mosaic Solar Loan Trust ..................................................
Series 2019-2A, Class D, 6.18%, 9/20/40, Callable 3/20/31 @ 100(a) .............. 750 743
Series 2021-1A, Class D, 3.71%, 12/20/46, Callable 11/20/33 @ 100(a) ............ 2,730 2,183
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 5,950 6,019
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 5,450 5,568
Series 2024-A, Class D, 8.75%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 4,997 5,203
PEAR LLC, Series 2021-1, Class B, 1/15/34(a)(f)(g) .............................. 6,400 6,000
Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31, Callable
12/15/26 @ 100(a) .................................................. 2,260 2,321
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 6/15/30 @ 100(a) .... 6,616 6,616
RMF Buyout Issuance Trust ...............................................
Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)(d) .......................... 3,000 2,850
Series 2021-HB1, Class M5, 6.00%, 11/25/31(a)(d) .......................... 6,000 5,675
Series 2022-HB1, Class M5, 4.50%, 4/25/32, Callable 4/25/27 @ 100(a)(d)(f) ....... 3,750 165
Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.48%, 3/15/30(a)(f) ................. 1,031 1,047
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class E, 9.00%, 12/20/34, Callable 2/20/30 @ 100(a) ............. 2,300 2,456
Series 2025-1A, Class E, 6.75%, 11/20/35, Callable 9/20/31 @ 100(a) ............. 4,200 4,343
Series 2025-2A, Class E, 6.21%, 6/20/36, Callable 4/20/32 @ 100(a) .............. 3,390 3,404
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ 4,250 4,065

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30, Callable 6/24/26 @ 100(a) .... $ 2,540 $ 2,573
162,854
Total Asset-Backed Securities (Cost $301,890)
a
a
a
289,755
Collateralized Loan Obligations (0.9%)
Cash Flow CLO (0.9%):
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.60% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,660 1,661
Series 2025-BTR1, Class AS, 6.31% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,180 4,205
Series 2025-BTR1, Class B, 6.86% (TSFR1M+319bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 2,510 2,524
Series 2025-BTR1, Class C, 7.36% (TSFR1M+369bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,390 1,398
AREIT Ltd., Series 2022-CRE6, Class D, 6.52% (SOFR30A+285bps), 1/20/37(a)(b) ...... 3,600 3,543
Carlyle US CLO Ltd., Series 2019-4A, Class CR, 6.87% (TSFR3M+320bps), 4/15/35, Callable
4/15/26 @ 100(a)(b) ................................................. 3,000 2,930
First Eagle BSL CLO Ltd., Series 2019-1A, Class C, 8.28% (TSFR3M+461bps), 1/20/33,
Callable 4/20/26 @ 100(a)(b) .......................................... 1,000 999
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(b)(e) ........................................ 6,110 6,107
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.42% (TSFR3M+675bps),
7/22/38, Callable 7/22/26 @ 100(a)(b) .................................... 4,500 4,464
Sound Point CLO XXI Ltd., Series 2018-3A, Class C, 7.23% (TSFR3M+356bps), 10/26/31,
Callable 4/26/26 @ 100(a)(b) .......................................... 4,750 4,553
32,384
Total Collateralized Loan Obligations (Cost $32,659)
a
a
a
32,384
Collateralized Mortgage Obligations (9.3%)
Agency CMO IO (1.0%):
Federal Home Loan Mortgage Corporation .....................................
Series 4087, Class SB, 2.24% (SOFR30A+592bps), 7/15/42(b)(e) ................ 5,984 574
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 2,498 296
Series 4791, Class IO, 3.00%, 5/15/48(e) .................................. 1,655 271
Series 4988, Class IL, 3.00%, 6/25/50(e) .................................. 3,582 658
Series 5003, Class KI, 2.50%, 8/25/50(e) .................................. 1,630 213
Series 5086, Class NI, 2.50%, 3/25/51(e) .................................. 1,778 272
Series 5135, Class MI, 2.50%, 8/25/51(e) .................................. 2,550 282
Series 5141, Class IJ, 2.50%, 4/25/51(e) ................................... 4,083 463
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.76% (SOFR30A+644bps), 8/15/42(b)(e) ................ 3,444 506
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 1,692 328
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 2,009 418
Federal National Mortgage Association .......................................
Series 1, Class CI, 3.00%, 11/25/50(e) .................................... 11,113 1,847
Series 2012-14, Class SP, 2.77% (SOFR30A+644bps), 8/25/41(b)(e) .............. 1,152 92
Series 2018-43, Class SM, 2.42% (SOFR30A+609bps), 6/25/48(b)(e) ............. 1,448 176
Series 2019-33, Class S, 2.27% (SOFR30A+594bps), 7/25/49(b)(e) ............... 1,619 181
Series 2019-41, Class PS, 2.27% (SOFR30A+594bps), 8/25/49(b)(e) .............. 1,282 169
Series 2019-41, Class SM, 2.27% (SOFR30A+594bps), 8/25/49(b)(e) ............. 1,321 145
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 1,299 192
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 1,457 302
Series 2021-44, Class NI, 3.00%, 7/25/51(e) ................................ 4,552 866
Series 437, Class C11, 3.00%, 7/25/52(e) .................................. 25,613 4,511
Series 78, Class CI, 4.50%, 11/25/51(e) ................................... 2,654 597
Government National Mortgage Association ....................................
Series 140, Class IO, 2.50%, 8/20/51(e) ................................... 10,131 1,001
Series 146, Class QI, 3.00%, 8/20/51(e) ................................... 3,014 487
Series 173, Class AI, 2.50%, 10/20/51(e) .................................. 33,317 3,449

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 182, Class TI, 3.50%, 10/20/51(e) .................................. $ 1,391 $ 257
Series 2019-103, Class SB, 2.26% (TSFR1M+594bps), 8/20/49(b) ................ 1,431 169
Series 2019-117, Class SB (TSFR1M+331bps), 9/20/49(b)(e)(g) ................. 12,720 116
Series 2019-128, Class IB, 3.50%, 10/20/49(e) .............................. 18,249 2,925
Series 2019-128, Class ID, 3.50%, 10/20/49(e) .............................. 18,259 2,921
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 8,360 1,352
Series 2020-15, Class IM, 3.50%, 2/20/50 ................................. 1,559 262
Series 2020-7, Class CI, 3.50%, 1/20/50 ................................... 3,665 679
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(b)(e)(g) ................... 10,563 159
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 8,474 1,895
Series 206, Class IO, 2.50%, 10/20/51(e) .................................. 10,481 1,053
Series 213, Class CI, 2.50%, 7/20/50(e) ................................... 2,163 280
Series 213, Class EI, 2.50%, 1/20/49(e) ................................... 1,890 184
Series 213, Class NI, 3.00%, 12/20/51(e) .................................. 2,793 342
Series 24, Class AI, 2.50%, 8/20/51(e) .................................... 8,573 838
Series 34, Class IO, 5.00%, 12/20/39(e) ................................... 13,300 2,484
Series 42, Class KI, 2.50%, 3/20/51(e) .................................... 2,006 263
Series 70, Class IO, 4.00%, 6/20/50(e) .................................... 9,025 1,826
Series 96, Class BI, 3.50%, 6/20/51(e) .................................... 3,446 627
36,928
Agency CMO Other (0.1%):
Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39 .... 807 808
La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.36%, 1/15/46,
Callable 5/15/31 @ 100(a) ............................................ 760 710
La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46, Callable 5/15/34
@ 100(a)(f) ....................................................... 1,475 1,409
2,927
Commercial MBS (3.0%):
Alen Mortgage Trust, Series 2021-ACEN, Class E, 7.79% (TSFR1M+411bps), 4/15/34(a)(b)(e) 6,320 4,740
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(a)(d)(e)(f)(g) ........ 3,531 —(h)
Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.26%, 9/15/48, Callable 4/15/30 @
100(a)(d) ......................................................... 2,025 1,442
BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 7.64% (TSFR1M+396bps),
8/15/38(a)(b)(e) .................................................... 1,704 618
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @
100(a)(e) ......................................................... 3,750 3,192
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.74%, 4/15/50, Callable
10/15/27 @ 100(d) .................................................. 4,083 3,801
Federal Home Loan Mortgage Corporation .....................................
Series 2021-K131, Class D, 9/25/54, Callable 9/25/31 @ 100(a)(g) ............... 5,000 3,095
Series 2021-KG05, Class C, 1/25/31(a)(g) ................................. 10,000 6,679
FREMF Mortgage Trust ..................................................
Series 2017-KW02, Class B, 3.75%, 12/25/26(a)(d) .......................... 4,500 4,421
Series 2017-KW03, Class B, 4.08%, 7/25/27(a)(d) ........................... 2,800 2,767
Series 2018-K154, Class B, 4.02%, 11/25/32(a)(d) ........................... 2,300 2,014
Series 2018-K157, Class B, 4.30%, 8/25/33(a)(d) ............................ 1,875 1,656
Series 2018-KHG1, Class B, 3.90%, 12/25/27(a)(d) .......................... 6,364 6,114
Series 2018-KSW4, Class C, 8.78% (SOFR30A+511bps), 10/25/28(a)(b) ........... 1,418 1,342
Series 2018-KW07, Class B, 4.11%, 10/25/31, Callable 10/25/28 @ 100(a)(d) ....... 975 891
Series 2019-KJ24, Class B, 7.60%, 10/25/27(a)(d) ........................... 2,471 2,380
Series 2019-KS12, Class C, 10.68% (SOFR30A+701bps), 8/25/29(a)(b) ............ 8,352 8,224
Series 2020-KF74, Class C, 10.03% (SOFR30A+636bps), 1/25/27(a)(b) ............ 928 921
Series 2020-KF83, Class C, 12.78% (SOFR30A+911bps), 7/25/30, Callable 6/25/30 @
100(a)(b) ......................................................... 1,204 1,232
Series 2021-K131, Class X2A, 0.10%, 9/25/54, Callable 6/25/31 @ 100(a) .......... 81,066 336
Series 2021-K131, Class X2B, 0.10%, 9/25/54, Callable 6/25/31 @ 100(a) .......... 18,375 71
Series 2021-KG05, Class X2A, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 123,058 447
Series 2021-KG05, Class X2B, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 10,000 36
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.44% (TSFR1M+276bps),
12/15/36(a)(b)(e) ................................................... 4,893 4,671
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-MFP, Class E, 5.88% (TSFR1M+221bps), 7/15/36(a)(b)(e) ............ 556 384

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2020-LOOP, Class F, 3.86%, 12/5/38(a)(d)(e) .......................... $ 11,650 $ 1,732
Series 2024-OMNI, Class D, 5.80%, 10/5/39(a)(d)(e) ......................... 550 546
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 4,817 4,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.36%,
5/15/50, Callable 5/15/27 @ 100(a) ...................................... 2,000 1,803
Morgan Stanley Capital I Trust .............................................
Series 2014-150E, Class AS, 4.01%, 9/9/32, Callable 9/9/27 @ 100(a)(e) ........... 3,350 3,000
Series 2016-UBS9, Class D, 3.00%, 3/15/49, Callable 4/15/26 @ 100(a) ........... 1,550 1,201
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.40%, 8/15/36(a)
(d)(e) ........................................................... 1,030 660
Ready Capital Mortgage Trust ..............................................
Series 2019-5, Class C, 5.05%, 2/25/52, Callable 8/25/28 @ 100(a)(d) ............. 688 683
Series 2019-5, Class E, 5.16%, 2/25/52, Callable 8/25/28 @ 100(a)(d) ............. 5,400 4,926
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.13%, 10/25/52, Callable
2/25/34 @ 100(a)(d) ................................................. 2,443 2,233
SLG Office Trust .......................................................
Series 2021-OVA, Class E, 2.85%, 7/15/41(a)(e) ............................ 8,350 7,168
Series 2021-OVA, Class F, 2.85%, 7/15/41(a)(e) ............................. 8,000 6,612
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(a)(d)(e) .................... 1,500 1,239
UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.34%, 3/15/51, Callable 3/15/28
@ 100(d)(e) ....................................................... 67,584 462
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 9/25/33 @ 100(a)(d) ............ 4,674 4,681
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 7/25/36 @ 100(a)(d) ............. 2,870 2,890
VRTX Trust, Series 2025-HQ, Class D, 6.60%, 8/5/42(a)(d)(e) ...................... 4,680 4,698
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(d)(e) ......................... 790 780
Series 2026-1250B, Class D, 6.59%, 3/10/41(a)(d)(e) ......................... 390 386
XCALI Mortgage Trust, Series 2020-5, Class A, 7.05% (TSFR1M+337bps), 5/15/26(a)(b)(e) 453 451
112,242
Private CMO (0.1%):
Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61, Callable
9/25/26 @ 100(a) ................................................... 2,696 2,633
Private CMO Floating (2.7%):
Bellemeade Re Ltd., Series 2024-1, Class M1B, 6.86% (SOFR30A+320bps), 8/25/34, Callable
7/25/27 @ 100(a)(b) ................................................. 4,168 4,188
Connecticut Avenue Securities Trust .........................................
Series 2020-SBT1, Class 1M2, 7.43% (SOFR30A+376bps), 2/25/40, Callable 2/25/27 @
100(a)(b) ......................................................... 2,670 2,730
Series 2022-R02, Class 2B1, 8.16% (SOFR30A+450bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 7,980 8,186
Series 2024-R03, Class 2M2, 5.61% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 3,280 3,285
Series 2024-R05, Class 2M2, 5.36% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 3,579 3,585
Eagle RE Ltd., Series 2023-1, Class M1B, 7.61% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(b) ................................................. 8,240 8,429
Federal Home Loan Mortgage Corporation .....................................
Series 2019-FTR3, Class B2, 8.58% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(b) ......................................................... 2,431 2,633
Series 2020-DNA6, Class B2, 9.31% (SOFR30A+565bps), 12/25/50, Callable 12/25/30
@ 100(a)(b) ....................................................... 2,630 3,058
Series 2020-HQA3, Class B2, 13.78% (SOFR30A+1011bps), 7/25/50, Callable 7/25/30
@ 100(a)(b) ....................................................... 2,670 3,505
Series 2020-HQA5, Class B2, 11.06% (SOFR30A+740bps), 11/25/50, Callable 11/25/30
@ 100(a)(b) ....................................................... 6,250 7,623
Series 2021-HQA4, Class B1, 7.41% (SOFR30A+375bps), 12/25/41, Callable 12/25/26
@ 100(a)(b) ....................................................... 2,340 2,377
Series 2021-MN1, Class B1, 11.41% (SOFR30A+775bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 1,455 1,598

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-MN1, Class M2, 7.41% (SOFR30A+375bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... $ 2,750 $ 2,852
Series 2021-MN3, Class M2, 7.66% (SOFR30A+400bps), 11/25/51, Callable 8/25/36 @
100(a)(b) ......................................................... 6,000 6,205
Home Re Ltd. .........................................................
Series 2023-1, Class M1B, 8.26% (SOFR30A+460bps), 10/25/33, Callable 10/25/28 @
100(a)(b) ......................................................... 1,281 1,309
Series 2026-1, Class M1A, 4.86% (SOFR30A+120bps), 1/25/36, Callable 8/25/29 @
100(a)(b) ......................................................... 2,540 2,539
JPMorgan Chase Bank NA ................................................
Series 2020-CL1, Class M3, 7.14% (TSFR1M+346bps), 10/25/57, Callable 6/25/34 @
100(a)(b) ......................................................... 3,887 4,057
Series 2021-CL1, Class M3, 5.46% (SOFR30A+180bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 1,803 1,786
Series 2021-CL1, Class M4, 6.41% (SOFR30A+275bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 1,600 1,584
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.03%
(SOFR30A+336bps), 10/25/49(a)(b) ..................................... 8,496 8,620
New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.29%
(TSFR1M+261bps), 10/25/46, Callable 11/25/32 @ 100(a)(b) ................... 6,334 6,358
Radnor RE Ltd., Series 2021-2, Class M2, 8.66% (SOFR30A+500bps), 11/25/31, Callable
9/25/27 @ 100(a)(b) ................................................. 1,460 1,513
STACR Trust, Series 2018-HRP2, Class B2, 14.28% (SOFR30A+1061bps), 2/25/47, Callable
11/25/28 @ 100(a)(b) ................................................ 4,750 5,739
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.94% (TSFR1M+226bps), 10/25/48,
Callable 10/25/28 @ 100(a)(b) ......................................... 5,639 5,819
Triangle RE Ltd., Series 2023-1, Class M1A, 7.06% (SOFR30A+340bps), 11/25/33, Callable
10/25/28 @ 100(a)(b) ................................................ 2,714 2,731
102,309
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 4/25/46 @ 100(a)
(d)(e) ........................................................... 190,165 2,397
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.23%, 7/25/51, Callable 7/25/46 @
100(a)(d)(e) ....................................................... 62,737 843
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 8/25/38 @ 100(a)(d)(e) ....... 120,763 734
Series 2021-8, Class AX1, 0.11%, 12/25/51, Callable 5/25/41 @ 100(a)(d)(e) ........ 105,749 637
4,611
Private CMO Other (2.3%):
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51,
Callable 4/25/42 @ 100(a)(d) .......................................... 5,970 4,102
BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61, Callable 4/25/26
@ 100(a)(d) ....................................................... 8,062 5,908
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63, Callable
9/25/27 @ 100(a)(d) ................................................. 2,614 2,493
CFMT LLC ...........................................................
Series 2024-HB14, Class M4, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 3,450 3,292
Series 2024-HB15, Class M4, 4.00%, 8/25/34(a)(d) .......................... 6,710 6,412
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61, Callable 3/25/46
@ 100(a)(d) ....................................................... 5,265 4,348
CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33,
Callable 4/25/26 @ 100(d) ............................................ 223 —(h)
CSMC Trust, Series 2021-RPL2, Class M3, 3.51%, 1/25/60, Callable 2/25/50 @ 100(a)(d) .. 2,639 1,750
Global Mortgage Securitization Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32, Callable
4/25/26 @ 100(a) ................................................... 172 —(h)
GS Mortgage-Backed Securities Corp. Trust ....................................
Series 2019-PJ3, Class B4, 3.97%, 3/25/50, Callable 4/25/26 @ 100(a)(d) .......... 2,174 1,908
Series 2019-PJ3, Class B5, 3.97%, 3/25/50, Callable 4/25/26 @ 100(a)(d) .......... 1,490 1,090
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.27%, 9/25/56, Callable 4/25/26
@ 100(a)(d) ....................................................... 4,350 3,485
JP Morgan Mortgage Trust ................................................
Series 2018-7FRB, Class B5, 5.11%, 4/25/46, Callable 12/25/29 @ 100(a)(d) ........ 981 840

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-3, Class A5, 2.50%, 7/25/51, Callable 11/25/44 @ 100(a)(d) ........... $ 2,000 $ 1,405
JPMorgan Mortgage Trust, Series 2021-INV1, Class B3, 2.96%, 10/25/51, Callable 9/25/47 @
100(a)(d) ......................................................... 1,839 1,512
La Hipotecaria El Salvadorian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52(a) . 5,341 4,813
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.83%, 11/25/59, Callable
4/25/42 @ 100(a)(d) ................................................. 13,904 11,897
Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 1,950 1,898
PRMI Securitization Trust .................................................
Series 2021-1, Class B2, 2.48%, 4/25/51, Callable 6/25/46 @ 100(a)(d) ............ 1,736 1,407
Series 2021-1, Class B3, 2.48%, 4/25/51, Callable 6/25/46 @ 100(a)(d) ............ 3,310 2,643
Provident Funding Mortgage Trust ..........................................
Series 2021-1, Class B1, 2.38%, 4/25/51, Callable 12/25/46 @ 100(a)(d) ........... 2,583 2,152
Series 2021-2, Class B2, 2.35%, 4/25/51, Callable 12/25/47 @ 100(a)(d) ........... 2,505 2,029
Rate Mortgage Trust .....................................................
Series 2021-HB1, Class B3, 2.70%, 12/25/51, Callable 1/25/47 @ 100(a)(d) ......... 1,706 1,375
Series 2022-J1, Class B3, 2.75%, 1/25/52, Callable 1/25/48 @ 100(a)(d) ........... 3,662 3,024
Sequoia Mortgage Trust ..................................................
Series 2021-9, Class B4, 2.85%, 1/25/52, Callable 5/25/42 @ 100(a)(d) ............ 1,783 878
Series 2022-1, Class B4, 2.94%, 2/25/52, Callable 10/25/46 @ 100(a)(d) ........... 2,744 1,369
Towd Point Mortgage Trust ................................................
Series 2017-1, Class B3, 3.72%, 10/25/56, Callable 7/25/30 @ 100(a)(d) ........... 5,000 4,301
Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(d) ............................ 8,220 7,395
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54, Callable 4/25/26 @ 100(a)(d) ...... 800 761
84,487
Total Collateralized Mortgage Obligations (Cost $393,535)
a
a
a
346,137
Shares
Common Stocks (0.1%)
Communication Services (0.0%):(i)
Altice France SA(j) ..................................................... 55,163 939
Consumer Discretionary (0.0%):(i)
Desarrolladora Homex SAB de CV(f)(j) ....................................... 1,018,282 —(h)
Energy (0.0%):(i)
Frontera Energy Corp. ................................................... 275 3
Industrials (0.1%):
Grupo Aeromexico SAB de CV(j) ........................................... 1,281,710 1,810
Materials (0.0%):
Emerald Plantation Holdings Ltd.(f) ......................................... 162,828 —
Total Common Stocks (Cost $2,090)
a
a
a
2,752
Preferred Stocks (0.7%)
Financials (0.7%):
Bank of America Corp., Series LL, 5.00%(k) ................................... 229,351 4,626
Capital One Financial Corp., Series L, 4.38%(k) ................................. 34,711 558
JPMorgan Chase & Co., Series MM, 4.20%(k) .................................. 309,879 5,423
KeyCorp, Series G, 5.63%(k) .............................................. 92,714 1,943
Morgan Stanley, Series O, 4.25%(k) ......................................... 383,166 6,579
State Street Corp., Series G, 5.35%(k) ........................................ 59,110 1,278
U.S. Bancorp, Series L, 3.75%(k) ........................................... 56,272 831
Wells Fargo & Co., Series DD, 4.25%(k) ...................................... 233,315 4,025
25,263
Total Preferred Stocks (Cost $26,059)
a
a
a
25,263

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (0.2%)
Communication Services (0.2%):
Live Nation Entertainment, Inc.
2.88%, 1/15/30 .................................................... $ 290 $ 313
2.88%, 10/15/31(a) .................................................. 5,800 5,886
6,199
Real Estate (0.0%):(i)
Boston Properties LP, 2.00%, 10/1/30(a) ...................................... 1,220 1,107
Total Convertible Corporate Bonds (Cost $7,310)
a
a
a
7,306
Shares
Convertible Preferred Stocks (0.1%)
Information Technology (0.1%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 129,200 5,815
Total Convertible Preferred Stocks (Cost $6,460)
a
a
a
5,815
Principal Amount
(000)
Senior Secured Loans (0.6%)
Consumer Discretionary (0.2%):
Fitness International LLC, Term B Loan, First Lien, 8.17% (SOFR01M+450bps), 2/12/29(b) . $ 2,658 2,672
River Rock Entertainment Authority, Term Loan, First Lien, 12.67% (SOFR01M+900bps),
11/24/31(b) ....................................................... 6,950 6,811
9,483
Financials (0.2%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.92% (SOFR01M+625bps), 10/8/30(b) .... 4,824 4,664
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(b) ......................................... 1,940 1,925
6,589
Health Care (0.0%):(i)
Endo Finance Holdings LP, 2024 Refinancing Term Loan, 7.42% (SOFR01M+375bps),
4/23/31(b) ........................................................ 1,251 1,246
Industrials (0.2%):
Hertz Corporation, The, Initial Term B Loan, 7.29% (SOFR01M+350bps), 6/30/28(b) ...... 7,258 5,298
Hertz Corporation, The, Initial Term C Loan, 7.29% (SOFR01M+350bps), 6/30/28(b) ...... 1,423 1,039
6,337
Materials (0.0%):(i)
WireCo WorldGroup Inc., 2023 Refinancing Term Loan, 7.42% (SOFR03M+375bps),
11/13/28(b) ....................................................... 970 968
Total Senior Secured Loans (Cost $26,432)
a
a
a
24,623
Corporate Bonds (23.4%)
Communication Services (0.6%):
CSC Holdings LLC, 4.63%, 12/1/30, Callable 5/2/26 @ 102.31(a) .................... 6,200 2,188
Meta Platforms, Inc.
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 4,455 4,176
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 7,590 7,050
Oak-Eagle Acquireco, Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................................ 780 808
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(a) ................................ 2,220 2,324
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 4/27/26 @ 100(a) ................................ 5,975 5,803
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 1,925 1,960
24,309
Consumer Discretionary (1.4%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 2,435 2,422
Champions Financing, Inc., 8.75%, 2/15/29, Callable 5/2/26 @ 104.38(a) ............... 7,474 6,703

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... $ 4,430 $ 4,466
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 5/2/26 @ 100(a)(c)(f) ................ 9,941 2,091
Melco Resorts Finance Ltd., 6.50%, 9/24/33, Callable 9/24/28 @ 103.25(a) ............. 1,360 1,305
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a) .......... 805 804
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29, Callable 1/16/29 @ 100(a) ................................ 17,100 14,696
4.63%, 4/6/31, Callable 1/6/31 @ 100(a) .................................. 5,300 4,179
The Michaels Cos., Inc., 8.50%, 3/15/33, Callable 3/15/29 @ 104.25(a) ................ 8,625 8,397
Volkswagen Group of America Finance LLC, 5.80%, 3/27/35, Callable 12/27/34 @ 100(a) .. 4,538 4,535
ZF North America Capital, Inc., 7.13%, 4/14/30, Callable 2/14/30 @ 100(a) ............. 2,335 2,302
51,900
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 2,600 2,571
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 6,965 6,814
Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable 9/15/27 @ 104.81(a) .................. 1,038 1,057
10,442
Energy (2.6%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 1,535 1,520
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 4,115 4,137
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 6,760 6,715
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 2,055 2,098
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 3,960 3,933
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 4/12/26 @ 102.94(a) ............ 1,545 1,555
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 7,930 7,748
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 23,191 23,119
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 1,415 1,422
SierraCol Energy Andina LLC, 6.00%, 6/15/28, Callable 5/2/26 @ 101.5(a) ............. 3,645 3,477
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development,
9.00%, 11/14/30, Callable 11/14/27 @ 104.5(a) ............................. 8,226 8,185
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 7/31/26 @ 104.31(a) ........ 5,730 5,893
Venture Global LNG, Inc.
9.50%, 2/1/29, Callable 11/1/28 @ 100(a) ................................. 1,540 1,665
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 3,278 3,409
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(a) ............................... 4,185 4,304
6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ................................ 4,840 5,045
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(a) ..... 12,109 12,270
96,495
Financials (9.6%):
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 7,750 7,773
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(b) ................. 5,823 5,621
Banco Bradesco SA, 6.50%, 1/22/30(a) ....................................... 8,900 9,196
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) .................... 6,950 5,992
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(b) .................... 4,660 4,740
Citadel Securities Global Holdings LLC
5.50%, 6/18/30, Callable 5/18/30 @ 100(a) ................................ 13,000 13,207
6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ................................ 5,517 5,644
Citigroup, Inc., 6.75% (H15T5Y+257bps), Callable 2/15/30 @ 100(b)(k) ............... 15,889 15,882
Citizens Financial Group, Inc.
5.72% (SOFR+191bps), 7/23/32, Callable 7/23/31 @ 100(b) .................... 4,129 4,244
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(b) .................. 710 704
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 10,720 11,062
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(b) ......................................................... 9,880 8,924

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(b) ............... $ 13,080 $ 10,989
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(b) .............. 6,810 6,806
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 2,590 2,570
Ford Motor Credit Co. LLC
5.88%, 11/7/29, Callable 10/7/29 @ 100 .................................. 13,710 13,881
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 3,700 3,903
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 7,600 6,848
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 10,520 10,566
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 3,490 3,581
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 2,052 2,032
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 18,130 18,293
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 11,710 11,243
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 4,780 4,859
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 745 733
International Bank for Reconstruction & Development
15.87% (SOFR+1222bps), 4/24/28(a)(b) .................................. 250 270
17.37% (SOFR+1372bps), 4/24/28(a)(b) .................................. 250 262
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 8/1/26
@ 104.5(a) ....................................................... 5,540 5,136
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 12,765 12,951
JPMorgan Chase & Co.
4.26% (SOFR+93bps), 10/22/31, Callable 10/22/30 @ 100(b) ................... 50,000 49,219
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(b) ...................... 9,800 9,630
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 16,165 17,708
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 2,240 2,215
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100 .................... 2,315 2,256
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 2,315 2,292
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(b) ............ 4,465 4,382
Morgan Stanley
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(b) .................. 1,930 1,977
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(b) .................... 7,605 7,774
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(b) .... 3,560 3,466
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(b) ..... 1,070 1,065
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 2,885 2,821
4.00%, 9/15/30, Callable 5/2/26 @ 102 ................................... 5,775 5,215
PennyMac Financial Services, Inc., 6.75%, 2/15/34, Callable 8/15/28 @ 103.38(a) ........ 4,460 4,174
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29, Callable 9/15/26 @
104.88(a) ......................................................... 8,110 8,326
Starwood Property Trust, Inc.
5.25%, 10/15/28, Callable 7/15/28 @ 100(a) ............................... 3,785 3,742
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 9,575 9,455
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 5,425 5,607
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(b) ......................................................... 2,785 2,728
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(a) .................. 2,915 2,655
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/1/26 @ 104(a) ................. 4,107 3,837
358,456
Health Care (1.2%):
Abbott Laboratories, 4.30%, 3/15/33, Callable 1/15/33 @ 100 ....................... 8,480 8,299
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 1,550 1,530
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 12,042 11,759
Novartis Capital Corp.
4.60%, 3/18/33, Callable 1/18/33 @ 100 .................................. 4,110 4,093
5.70%, 3/18/56, Callable 9/18/55 @ 100 .................................. 2,760 2,780
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 11,575 12,003
Tricida, Inc.
5/15/27(f)(g) ...................................................... 7,025 —(h)
5/15/27(c)(f) ...................................................... 7,025 —(h)

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... $ 6,325 $ 6,110
46,574
Industrials (1.0%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 11,780 11,767
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 1,117 1,065
Herc Holdings, Inc.
5.75%, 3/15/31, Callable 3/15/28 @ 102.88(a) .............................. 1,435 1,413
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 2,480 2,541
6.00%, 3/15/34, Callable 3/15/29 @ 103(a) ................................ 1,450 1,402
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 2,630 2,600
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 5,210 5,169
The ADT Security Corp., 5.88%, 10/15/33, Callable 10/15/32 @ 100(a) ................ 7,195 6,969
United Airlines Holdings, Inc., 5.38%, 3/1/31, Callable 9/1/30 @ 100 .................. 2,520 2,468
Verisk Analytics, Inc., 4.45%, 3/15/31, Callable 2/15/31 @ 100 ...................... 2,205 2,168
37,562
Information Technology (1.4%):
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 12,390 11,789
ESC Gab, 8/20/51(f)(g) .................................................. 10,200 —
Foundry JV Holdco LLC
5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ............................... 8,134 8,418
6.15%, 1/25/32, Callable 11/25/31 @ 100(a) ................................ 10,114 10,559
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 7,246 6,096
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 8,115 7,532
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 4,740 4,358
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 2,605 2,608
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 2,635 2,664
54,024
Materials (2.0%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(a) ................................................. 20,130 19,380
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 14,605 15,580
Cleveland Cliffs, Inc.
7.50%, 9/15/31, Callable 3/15/28 @ 103.75(a) .............................. 920 918
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 3,185 3,081
7.38%, 5/1/33, Callable 5/1/28 @ 103.69(a) ................................ 6,905 6,755
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 2,400 2,345
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 5,425 5,348
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(a) .............. 12,507 12,795
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 7,050 6,915
73,117
Real Estate (0.3%):
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 1,770 1,745
Highwoods Realty LP
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 610 562
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 640 566
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 1,535 1,499
Kennedy Wilson, Inc., 4.75%, 2/1/30, Callable 5/2/26 @ 101.19 ..................... 4,050 4,024
Vornado Realty LP, 5.75%, 2/1/33, Callable 12/1/32 @ 100 ......................... 1,310 1,285
9,681
Utilities (3.0%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 556 527
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(b) ................. 37,263 36,809
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(b) ................. 11,265 11,165
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100(a) .......... 4,205 4,090
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 2,860 2,820

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(b) .................. $ 2,290 $ 2,262
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(b) .................. 1,225 1,208
Long Ridge Energy LLC, 8.75%, 2/15/32, Callable 2/15/28 @ 104.38(a) ............... 7,100 7,449
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 2,135 2,129
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(b) .................... 10,760 10,712
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(b) .................... 2,705 2,717
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(b) ............... 2,220 2,214
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 4,400 4,351
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 7,500 7,552
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 10,970 10,753
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 1,225 1,205
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 1,735 1,697
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(b) ... 1,565 1,533
111,193
Total Corporate Bonds (Cost $876,277)
a
a
a
873,753
Insurance-Linked Securities (3.6%)
Collateralized Reinsurance (0.4%):
Multiperil - Massachusetts - (0.0%):(i)
Portsalon Re, 5/31/28(f)(j)(l)(m) ............................................ 400 286
Multiperil - U.S. - (0.3%):
Pi0047 Re, 6/30/31(f)(j)(l)(m) .............................................. 10,000 11,050
Multiperil - U.S. + CAN - (0.0%):(i)
Macclesfield Re, 2/28/28(f)(j)(l)(m) .......................................... 502 498
Multiperil - Worldwide - (0.1%):
Gamboge Re, 3/31/30(f)(j)(l)(m) ............................................ 5,000 2,326
Merion Re
12/31/30(f)(j)(l)(m) ................................................. 750 12
12/31/31(f)(j)(l)(m) ................................................. 750 692
Old Head Re, 12/31/31(f)(j)(l)(m) ........................................... 500 427
Pi0051 Cheltenham Re, 5/31/29(f)(j)(l)(m) ..................................... 1,000 1,028
Pine Valley Re, 12/31/31(f)(j)(l)(m) .......................................... 750 663
Sector Re V, 12/1/29(a)(f)(l)(m) ............................................. 3 276
Tomtit Re, 12/31/31(f)(j)(l)(m) ............................................. 500 525
Walton Heath Re, 12/15/27(f)(j)(l)(m) ........................................ 2,000 115
17,898
Event Linked Bonds (2.3%):
Earthquake - California - (0.0%):(i)
Ursa Re II, 8.66% (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(a)(b)(m) ... 500 496
Earthquake - U.S. - (0.0%):(i)
Acorn Re, 6.64% (GSMMUSTF+310bps), 11/5/27, Callable 5/2/26 @ 102.5(a)(b)(m) ...... 500 506
Herbie Re, 7.78% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(a)(b)(m) ....... 500 500
Veraison Re
4.03%, (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 400 400
6.44%, (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 400 400
Flood - U.S. - (0.1%):
FloodSmart Re, 17.87% (FHMMUSTF+1436bps), 3/12/27(a)(b)(m) .................. 1,000 1,047
Health - U.S. - (0.2%):
Vitality Re XIV
7.01%, (FHMMUSTF+350bps), 1/5/27(a)(b)(m) ............................ 4,000 4,044
8.01%, (FHMMUSTF+450bps), 1/5/27(a)(b)(m) ............................ 400 406
Vitality Re XVII, 5.54% (GSMMUSTI+200bps), 1/8/30(a)(b)(m) .................... 2,500 2,497
Multiperil - Florida - (0.1%):

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sanders Re III, 11.28% (BRMMUSDF+772bps), 6/5/26(a)(b)(m) ..................... $ 1,250 $ 1,263
Multiperil - Massachusetts - (0.0%):(i)
Mayflower Re, 7.01% (FHMMUSTF+350bps), 7/7/28, Callable 7/7/26 @ 102.75(a)(b)(m) .. 500 509
Multiperil - U.S. - (0.7%):
Aquila Re I, 8.95% (BRMMUSDF+539bps), 6/7/27, Callable 5/2/26 @ 106(a)(b)(m) ...... 500 511
Bonanza Re
7.28%, (MSMMUSTF+375bps), 12/19/27(a)(b)(m) .......................... 250 253
9.03%, (MSMMUSTF+550bps), 12/19/27(a)(b)(m) .......................... 1,000 1,009
Commonwealth Re, 7.31% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/26 @ 103(a)(b)(m) 750 765
Foundation Re IV, 7.16% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(a)(b)(m) . 700 703
Four Lakes Re
9.36%, (BRMMUSDF+580bps), 1/7/27, Callable 5/2/26 @ 102.5(a)(b)(m) ......... 250 253
9.06%, (BRMMUSDF+550bps), 1/7/28, Callable 12/31/26 @ 102(a)(b)(m) ......... 750 766
11.81%, (BRMMUSDF+825bps), 1/7/28, Callable 12/31/26 @ 102.75(a)(b)(m) ...... 250 253
6.81%, (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(a)(b)(m) ...... 400 398
9.56%, (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(a)(b)(m) ....... 1,250 1,239
Fuchsia London Bridge 2 PCC, 2024-1, 8.68% (FRMMUSTI+514bps), 4/6/28, Callable 5/2/26
@ 104(a)(b)(m) .................................................... 750 770
Herbie Re, 10.81% (JMMMUSTF+725bps), 1/8/29, Callable 12/31/27 @ 102(a)(b)(m) ..... 500 505
High Point Re, 9.20% (BRMMUSDF+564bps), 1/6/27, Callable 5/2/26 @ 102.25(a)(b)(m) .. 2,500 2,509
Matterhorn Re, 11.31% (BRMMUSDF+775bps), 2/16/29, Callable 2/10/27 @ 103.9(a)(b)(m) 300 299
Merna Re Companywide, 10.56% (JMMMUSTF+700bps), 7/7/28(a)(b)(m) ............. 500 521
Merna Re Enterprise, 11.31% (JMMMUSTF+775bps), 7/7/28(a)(b)(m) ................ 500 514
Merna Reinsurance II
11.01%, (GSMMUSTI+747bps), 7/7/27(a)(b)(m) ............................ 500 517
12.03%, (GSMMUSTI+849bps), 7/7/27, Callable 6/30/26 @ 103.25(a)(b)(m) ....... 1,000 1,033
Mystic Re IV, 15.54% (GSMMUSTI+1200bps), 1/8/27(a)(b)(m) ..................... 850 868
Residential Re
11.15%, (JMMMUSTF+759bps), 12/6/26(a)(b)(m) .......................... 1,500 1,527
9.53%, (JMMMUSTF+597bps), 12/6/27(a)(b)(m) ........................... 750 780
12.26%, (JMMMUSTF+870bps), 12/6/27(a)(b)(m) .......................... 1,500 1,551
8.94%, (JMMMUSTF+538bps), 12/6/28(a)(b)(m) ........................... 750 768
10.50%, (JMMMUSTF+694bps), 12/6/28(a)(b)(m) .......................... 750 761
Sanders Re II
7.54%, (GSMMUSTI+400bps), 4/7/28(a)(b)(m) ............................ 600 615
8.04%, (GSMMUSTI+450bps), 4/7/28(a)(b)(m) ............................ 600 614
7.55%, (BRMMUSDF+399bps), 4/7/29(a)(b)(m) ............................ 1,500 1,523
8.92%, (BRMMUSDF+536bps), 4/7/29(a)(b)(m) ............................ 2,000 2,031
7.79%, (GSMMUSTI+425bps), 4/8/30(a)(b)(m) ............................ 600 633
8.29%, (GSMMUSTI+475bps), 4/8/30(a)(b)(m) ............................ 600 629
Sanders Re III
9.03%, (BRMMUSDF+547bps), 4/7/27(a)(b)(m) ............................ 250 255
9.55%, (BRMMUSDF+599bps), 4/7/27(a)(b)(m) ............................ 750 771
9.12%, (BRMMUSDF+556bps), 4/7/28(a)(b)(m) ............................ 750 780
8.66%, (3 Month U.S. Treasury Bill+500bps), 4/8/30(a)(b)(m) .................. 350 351
8.66%, (3 Month U.S. Treasury Bill+500bps), 4/7/31(a)(b)(m) .................. 400 399
Sanders Re IV
7.04%, (HSMMUSTF+350bps), 4/8/30(a)(b)(m) ............................ 350 349
7.04%, (HSMMUSTF+350bps), 4/7/31(a)(b)(m) ............................ 400 399
Skyline Re II, 2025-1, 7.16% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable 1/7/27 @
103.25(a)(b)(m) .................................................... 500 499
Multiperil - U.S. + CAN - (0.1%):
Atlas Capital DAC, 2024, 15.87% (SOFR+1222bps), 6/8/27(a)(b)(m) ................. 750 813
Easton Re, 11.06% (BRMMUSDF+750bps), 1/8/27(a)(b)(m) ........................ 250 252
Galileo Re
10.54%, (GSMMUSTI+700bps), 1/7/28, Callable 5/2/26 @ 104.5(a)(b)(m) ......... 1,000 1,034
6.81%, (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(a)(b)(m) ........... 500 496
Montoya Re, 8.91% (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(a)(b)(m) .... 400 398
Multiperil - U.S. Northeast - (0.0%):(i)
Locke Tavern Re, 4.06% (JMMMUSTF+50bps), 4/9/29, Callable 4/9/27 @ 102(a)(b)(m) ... 400 400
Multiperil - U.S. Regional - (0.1%):

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Aquila Re I, 10.80% (BNMMDTSC+726bps), 6/8/26(a)(b)(m) ...................... $ 750 $ 757
Locke Tavern Re, 8.50% (GSMMUSTI+496bps), 4/9/26(a)(b)(m) .................... 1,000 1,000
Long Point Re IV, 7.81% (BRMMUSDF+425bps), 6/1/26, Callable 5/2/26 @ 101.5(a)(b)(m) . 2,500 2,503
Multiperil - Worldwide - (0.1%):
Atlas Capital DAC, 11.22% (SOFR+757bps), 6/5/26(a)(b)(m) ....................... 1,250 1,282
Bridge Street Re, 11.41% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @ 104.5(a)(b)(m) . 800 804
Cat Re, 15.80% (JMMMUSTF+1224bps), 1/8/27(a)(b)(m) ......................... 500 509
Kendall Re, 9.79% (GSMMUSTI+625bps), 4/30/27(a)(b)(m) ....................... 1,000 1,025
Silk Road Re, 9.54% (BNMMDTSC+600bps), 1/10/28, Callable 5/2/26 @ 104.75(a)(b)(m) .. 250 252
Wind Storm - Florida - (0.0%):(i)
Integrity Re
16.83%, (FHMMUSTF+1332bps), 6/6/26(a)(b)(m) .......................... 1,000 1,020
4.01%, (FHMMUSTF+50bps), 6/6/30(a)(b)(m) ............................. 309 155
Integrity Re III
11.51%, (FHMMUSTF+800bps), 6/6/28(a)(b)(m) ........................... 750 766
13.26%, (FHMMUSTF+975bps), 6/6/28(a)(b)(m) ........................... 750 770
Marlon, 10.87% (JMMMUSTF+731bps), 6/7/27, Callable 7/1/26 @ 104.25(a)(b)(m) ...... 250 261
Merna Reinsurance II, 12.29% (GSMMUSTI+875bps), 7/7/27(a)(b)(m) ................ 500 518
Palm Re, 11.29% (BNMMDTSC+775bps), 6/7/28, Callable 6/1/26 @ 106.5(a)(b)(m) ...... 750 772
Purple Re Ltd., 12.69% (JMMMUSTF+913bps), 6/7/27(a)(b)(m) ..................... 500 515
Wind Storm - Louisiana - (0.0%):(i)
Bayou Re, 22.60% (JMMMUSTF+1904bps), 5/26/26(a)(b)(m) ...................... 500 513
Wind Storm - Massachusetts - (0.0%):(i)
Mayflower Re, 8.44% (FHMMUSTF+493bps), 7/8/27, Callable 7/8/26 @ 101.25(a)(b)(m) .. 750 769
Wind Storm - North Carolina - (0.2%):
Blue Ridge Re
8.76%, (FHMMUSTF+525bps), 1/8/27(a)(b)(m) ............................ 500 504
11.50%, (FHMMUSTF+799bps), 1/8/27(a)(b)(m) ........................... 1,250 1,270
7.01%, (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(b)(m) ........... 250 251
9.51%, (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(a)(b)(m) ......... 250 247
Cape Lookout Re, 10.41% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @ 102.25(a)(b)
(m) ............................................................. 1,750 1,824
Wind Storm - Texas - (0.0%):(i)
Alamo Re
12.59%, (FHMMUSTF+908bps), 6/7/26(a)(b)(m) ........................... 1,000 1,012
10.05%, (FHMMUSTF+654bps), 6/7/27(a)(b)(m) ........................... 500 515
11.94%, (FHMMUSTF+843bps), 6/7/27(a)(b)(m) ........................... 250 259
Wind Storm - U.S. - (0.5%):
Cape Lookout Re, 10.71% (FHMMUSTF+720bps), 4/28/26(a)(b)(m) .................. 3,150 3,159
Gateway Re II, 13.13% (BRMMUSDF+957bps), 4/27/26(a)(b)(m) ................... 250 251
Mayflower Re
8.56%, (FHMMUSTF+505bps), 7/8/26(a)(b)(m) ............................ 2,500 2,521
10.02%, (FHMMUSTF+651bps), 7/8/26(a)(b)(m) ........................... 2,750 2,782
Merna Reinsurance II, 14.01% (GSMMUSTI+1047bps), 7/7/26(a)(b)(m) ............... 6,000 6,138
Purple Re, 16.69% (TSFR1M+1301bps), 4/24/26(a)(b)(m) ......................... 1,000 1,006
Wind Storm - U.S. Gulf - (0.0%):(i)
Windrose Re, 11.66% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable 2/15/27 @
104(a)(b)(m) ...................................................... 750 752
Wind Storm - U.S. Multistate - (0.1%):
Chartwell Re
9.56%, (JMMMUSTF+600bps), 6/7/28, Callable 6/7/26 @ 103.75(a)(b)(m) ......... 625 645
10.56%, (JMMMUSTF+700bps), 6/7/28, Callable 6/7/26 @ 104.5(a)(b)(m) ......... 250 257
Commonwealth Re, 7.42% (JMMMUSTF+386bps), 7/8/26(a)(b)(m) .................. 1,750 1,759
Gateway Re, 9.46% (BRMMUSDF+590bps), 7/8/27, Callable 6/16/26 @ 103.25(a)(b)(m) ... 250 254
Wind Storm - U.S. Northeast - (0.1%):
Citrus Re, 8.91% (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(a)(b)
(m) ............................................................. 400 400

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Windrose Re, 8.79% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(a)(b)(m) .. $ 2,000 $ 1,991
86,370
Reinsurance Sidecars (0.9%):
Multiperil - U.S. - (0.1%):
Carnoustie Re, 12/31/31(f)(j)(l)(m) .......................................... 2,000 2,092
Multiperil - Worldwide - (0.8%):
Alturas Re
7/31/26(f)(j)(m)(n) .................................................. 237 7
12/31/27(f)(j)(m)(n) ................................................. 2,318 29
Bantry Re
6/30/31(f)(j)(l)(m) .................................................. 3,250 3,720
12/31/31(f)(j)(l)(m) ................................................. 4,442 4,704
Berwick Re, 12/31/31(f)(j)(l)(m) ............................................ 2,220 2,137
Eden Re II
3/19/27(a)(f)(l)(m) .................................................. 30 121
3/17/28(a)(f)(l)(m) .................................................. 29 102
3/19/30(a)(f)(l)(m) .................................................. 2,800 401
Gleneagles Re, 2022, 12/31/27(f)(j)(l)(m) ...................................... 1,250 44
Gullane Re, 12/31/31(f)(j)(l)(m) ............................................ 3,856 3,037
Pangaea Re
7/1/31(f)(j)(l)(m) ................................................... 2,500 3,090
12/31/31(f)(l)(m) ................................................... 1,500 1,566
Sector Re V, 12/1/30(a)(f)(l)(m) ............................................. 4,400 4,723
Thopas Re
12/31/26(f)(j)(m)(n) ................................................. 5,000 74
12/31/26(f)(j)(m)(n) ................................................. 4,000 18
12/31/27(f)(j)(m)(n) ................................................. 3,000 15
12/31/28(f)(j)(m)(n) ................................................. 3,192 —
12/31/29(f)(j)(m)(n) ................................................. 3,192 15
12/31/30(f)(j)(m)(n) ................................................. 3,000 152
12/31/31(f)(j)(m)(n) ................................................. 3,488 3,600
Viribus Re
12/31/26(f)(j)(m)(n) ................................................. 3,650 —
12/31/26(f)(j)(m)(n) ................................................. 1,250 —
12/31/28(f)(j)(m)(n) ................................................. 1,500 —
29,647
Total Insurance-Linked Securities (Cost $131,976)
a
a
a
133,915
Yankee Dollars (21.9%)
Communication Services (1.3%):
Altice France SA
6.88%, 10/15/30, Callable 10/1/26 @ 101(a) ............................... 7,526 7,199
6.50%, 10/15/31, Callable 10/1/26 @ 101(a) ............................... 362 343
6.50%, 4/15/32, Callable 10/1/26 @ 101(a) ................................ 1,399 1,325
HTA Group Ltd., 6.75%, 4/1/31, Callable 4/1/28 @ 103.38(a) ....................... 625 618
OAK-Eagle Acquireco, Inc., 6.25%, 7/1/33, Callable 7/1/29 @ 103.13(a) ............... 2,260 2,668
Orange SA
4.75%, 1/13/33, Callable 11/13/32 @ 100(a) ................................ 3,820 3,777
5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ............................... 4,645 4,563
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32, Callable 7/1/28 @ 105(a) ..... 18,125 16,391
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/32, Callable 10/24/31 @ 100(a) ........... 9,149 9,317
VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(a) ............... 4,205 3,605
49,806
Consumer Discretionary (0.1%):
Cruise Yacht Upper HoldCo Ltd., 11.88%, 7/5/28, Callable 7/5/26 @ 105.94 ............. 2,000 1,777
Consumer Staples (0.2%):
Aragvi Finance International DAC, 11.13%, 11/20/29, Callable 11/20/26 @ 105.56(a) ...... 5,010 4,846
Darling Global Finance BV, 4.50%, 7/15/32, Callable 7/15/28 @ 102.25(a) .............. 2,875 3,307
8,153

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.6%):
3R Lux SARL, 9.75%, 2/5/31, Callable 2/5/27 @ 104.88(a) ......................... $ 3,585 $ 3,674
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 8,710 8,470
Azule Energy Finance PLC, 8.13%, 1/23/30, Callable 1/23/27 @ 104.06(a) ............. 1,300 1,313
Credito Real SAB de CV Sofom Er, 1/21/28(c) .................................. 6,660 1
Enbridge, Inc.
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(b) .................. 5,520 5,806
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(b) ................. 5,520 5,799
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(b) ................. 6,338 7,131
Energean Israel Finance Ltd., 5.88%, 3/30/31, Callable 9/30/30 @ 100(a) ............... 5,613 5,214
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(b) ................... 3,845 4,003
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(b) ................... 9,271 9,545
Vista Energy Argentina SAU, 7.63%, 12/10/35, Callable 12/10/29 @ 103.81(a) ........... 5,060 5,121
YPF SA, 6.95%, 7/21/27(a) ................................................ 4,404 4,420
60,497
Financials (9.9%):
ABN AMRO Bank NV, 3.32% (H15T5Y+190bps), 3/13/37, Callable 12/13/31 @ 100(a)(b) .. 18,100 16,155
ABRA Global Finance, 14.00%, 10/22/29, Callable 10/22/26 @ 106.5(a)(o) ............. 5,607 5,303
Access Bank PLC, 6.13%, 9/21/26(a) ........................................ 5,180 5,154
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(b)(k) ...... 12,945 12,608
Akbank TAS, 7.95% (H15T5Y+422bps), Callable 2/19/31 @ 100(a)(b)(k) .............. 7,440 7,076
Allianz SE
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(b)(k) ................... 10,600 10,620
5.60% (H15T5Y+277bps), 9/3/54, Callable 3/3/34 @ 100(a)(b) .................. 3,800 3,769
ASG Finance DAC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) ................... 5,565 4,490
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(b) ................................................. 9,295 9,524
Avolon Holdings Funding Ltd., 4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............ 5,160 5,056
Banco Mercantil del Norte SA, 8.38% (H15T10Y+776bps), Callable 10/14/30 @ 100(a)(b)(k) 3,460 3,581
Banco Santander SA
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(b) ................. 8,400 7,540
6.92%, 8/8/33 ..................................................... 5,000 5,397
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 5,065 4,995
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 8,430 7,726
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(b)(k) ................... 7,330 7,083
7.38% (H15T5Y+354bps), Callable 9/10/34 @ 100(a)(b)(k) .................... 2,101 2,107
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(b)(k) .................... 17,270 17,335
BPCE SA, 3.12% (SOFR+173bps), 10/19/32, Callable 10/19/31 @ 100(a)(b) ............ 6,150 5,433
Cidron Aida Finco SARL, 7.00%, 10/27/31, Callable 10/27/27 @ 103.5(a) .............. 6,130 6,686
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(b) ....... 12,710 12,434
Development Bank of Kazakhstan JSC, 10.95%, 5/6/26 ............................ 1,210,000 2,522
Egypt Treasury Bills, 12/22/26(g)(p) ......................................... 455,450 7,055
European Bank for Reconstruction & Development
6.25%, 4/11/28, MTN ................................................ 512,000 5,242
2/2/32, MTN(g)(p) .................................................. 212,795 20,974
7/11/36, Callable 7/11/26 @ 12.12(g) ..................................... 944,110 1,265
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 5/2/26 @ 104.38(a) ............ 17,225 17,476
Hanwha Life Insurance Co. Ltd., 6.30% (H15T5Y+229bps), 6/24/55, Callable 6/24/30 @
100(a)(b) ......................................................... 4,763 4,870
HSBC Holdings PLC, 7.00% (H15T5Y+280bps), Callable 9/24/35 @ 100(b)(k) .......... 4,335 4,292
ING Groep NV, 4.25% (H15T5Y+286bps), Callable 5/16/31 @ 100(b)(k) .............. 13,819 11,969
International Bank for Reconstruction & Development
10.00%, 9/16/26 .................................................... 1,339,000 2,699
6.85%, 4/24/28 .................................................... 581,000 5,988
6.50%, 4/17/30, MTN ................................................ 435,400 4,356
Lloyds Banking Group PLC, 4.43% (H15T1Y+82bps), 11/4/31, Callable 11/4/30 @ 100(b) .. 4,030 3,973
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 5,065 4,948
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(a) ......................... 7,304 6,583
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(b) ......................................................... 17,015 17,031
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(b) ........ 6,765 7,021

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nippon Life Insurance Co., 6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(b) $ 3,590 $ 3,702
Nordea Bank Abp, 3.75% (H15T5Y+260bps), Callable 3/1/29 @ 100(a)(b)(k) ........... 8,302 7,698
Phoenix 3 RE Pte Ltd., 1/4/39, Callable 5/2/26 @ 100(g) ........................... 1,000 1,219
Sovcombank Via SovCom Capital DAC, 7.60% (H15T5Y+636bps)(c)(f)(m) ............ 5,010 —
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(b) ............................................................. 18,800 18,395
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(b)
(k) ............................................................. 11,134 11,200
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(b) ................ 9,395 9,887
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(b) ................ 23,889 23,846
Yapi ve Kredi Bankasi A/S, 9.74% (H15T5Y+550bps), Callable 4/4/29 @ 100(a)(b)(k) ..... 3,595 3,624
367,907
Health Care (1.2%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 5,375 5,503
Mehilainen Yhtiot Oy, 5.13%, 6/30/32, Callable 6/30/28 @ 102.56(a) .................. 1,285 1,480
Ray Financing LLC, 6.50%, 7/15/31, Callable 7/15/27 @ 103.25(a) ................... 2,440 2,815
Rede D'or Finance SARL, 6.45%, 9/9/35, Callable 6/9/35 @ 100(a) ................... 8,770 8,779
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/30, Callable 2/9/30 @ 100 ..... 22,674 26,194
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 1,328 1,324
46,095
Industrials (1.1%):
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 11,240 10,509
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 8,035 8,165
Element Fleet Management Corp., 4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ......... 6,400 6,310
Grupo Aeromexico SAB de CV
8.25%, 11/15/29, Callable 11/15/26 @ 104.13(a) ............................ 1,810 1,744
8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ............................ 3,915 3,758
PT Bakrie Brothers Tbk, 6/30/26(f)(g) ........................................ 15,039,758 —(h)
Simpar Europe SA, 5.20%, 1/26/31, Callable 5/2/26 @ 102.6(a) ..................... 2,785 2,349
Transportes Aereos Portugueses SA, 5.13%, 11/15/29, Callable 5/15/29 @ 100(a) ......... 7,700 8,744
41,579
Information Technology (0.1%):
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30, Callable 10/30/26 @ 102.5(a) .. 1,425 1,561
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 3,695 3,631
5,192
Materials (1.1%):
Celanese US Holdings LLC, 5.00%, 4/15/31, Callable 10/15/27 @ 102.5 ............... 3,235 3,664
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 7,500 7,943
Fedrigoni SpA, 6.13%, 6/15/31, Callable 5/20/27 @ 103.06(a) ....................... 4,000 4,260
First Quantum Minerals Ltd.
8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) ................................ 10,725 11,120
8.00%, 3/1/33, Callable 3/1/28 @ 104(a) .................................. 1,840 1,918
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) .............................. 2,440 2,484
6.38%, 2/15/36, Callable 2/15/31 @ 103.19(a) .............................. 2,000 1,924
Minerva Luxembourg SA, 4.38%, 3/18/31, Callable 4/12/26 @ 102.19(a) ............... 6,972 6,312
39,625
Real Estate (0.2%):
Essendi SA, 5.63%, 5/15/32, Callable 5/15/28 @ 102.81(a) ......................... 5,055 5,652
Sovereign Bond (4.8%):
Argentine Republic Government International Bond
1.00%, 7/9/29, Callable 5/2/26 @ 100 .................................... 246 216
4.13%, 7/9/35, Callable 5/2/26 @ 100(q) .................................. 5,956 4,288
Brazilian Government International Bond, 6.25%, 5/22/36 .......................... 15,870 15,545
Ciudad Autonoma De Buenos Aires/Government Bonds
7.50%, 6/1/27(a) ................................................... 2,271 2,284
7.80%, 11/26/33(a) .................................................. 3,265 3,306
Colombia Government International Bond, 6.13%, 1/21/31, Callable 12/21/30 @ 100 ...... 1,795 1,764
Dominican Republic International Bond, 5.88%, 10/28/35, Callable 7/28/35 @ 100(a) ...... 15,260 14,490

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Egypt Government International Bond
5.88%, 2/16/31(a) .................................................. $ 2,520 $ 2,317
7.05%, 1/15/32(a) .................................................. 5,560 5,250
7.30%, 9/30/33(a) .................................................. 6,100 5,675
Indonesia Government International Bond, 4.10%, 3/4/34, Callable 12/4/33 @ 100 ........ 18,340 20,364
Ivory Coast Government International Bond
5.88%, 10/17/31(a) .................................................. 6,670 7,528
4.88%, 1/30/32(a) .................................................. 10,517 11,301
6.13%, 6/15/33(a) .................................................. 2,500 2,352
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 6,755 6,606
4.50%, 3/19/34, Callable 12/19/33 @ 100 ................................. 14,650 16,478
Romanian Government International Bond
5.25%, 5/30/32(a) .................................................. 6,320 7,217
5.63%, 5/30/37(a) .................................................. 6,065 6,599
Serbia International Bond, 2.05%, 9/23/36(a) ................................... 6,600 5,764
Turkiye Government Bond, 30.00%, 9/12/29 ................................... 842,603 16,536
Turkiye Government International Bond
6.30%, 3/14/33 .................................................... 5,890 5,571
6.88%, 1/14/38 .................................................... 5,820 5,443
Ukraine Government International Bond
2/1/30(a)(g)(q) ..................................................... 370 216
2/1/34(a)(g)(q) ..................................................... 1,383 592
4.50%, 2/1/34(a)(q) ................................................. 1,466 782
2/1/35(a)(g)(q) ..................................................... 1,169 541
4.50%, 2/1/35(a)(q) ................................................. 2,371 1,242
2/1/36(a)(g)(q) ..................................................... 974 452
4.50%, 2/1/36(a)(q) ................................................. 2,937 1,507
Uruguay Government International Bond, 9.75%, 7/20/33, Callable 4/20/33 @ 100 ........ 190,614 5,201
177,427
Utilities (0.3%):
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29, Callable 10/15/26 @ 104.5(a) ............. 4,640 4,386
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 7/25/29, Callable 7/25/26 @ 104.88(a) ...... 6,520 6,416
10,802
Total Yankee Dollars (Cost $839,748)
a
a
a
814,512
U.S. Government Agency Mortgages (17.8%)
Single Family Pass-throughs (0.0%):
Government National Mortgage Association
6.00%, 5/20/32 - 10/20/33 ............................................. 38 40
40
Federal Home Loan Mortgage Corporation
6.50%, 9/1/32 - 4/1/56 ............................................... 7,819 8,169
6.00%, 1/1/33 - 4/1/56 ............................................... 29,587 30,291
5.00%, 11/1/39 - 3/1/56 .............................................. 3,416 3,420
5.50%, 6/1/41 - 10/1/54 .............................................. 45,863 46,241
2.00%, 2/1/42 ..................................................... 138 121
1.50%, 3/1/42 ..................................................... 16,142 13,478
4.00%, 10/1/42 - 6/1/52 .............................................. 2,230 2,144
4.50%, 3/1/47 ..................................................... 404 400
3.00%, 11/1/47 ..................................................... 90 82
2.50%, 5/1/51 ..................................................... 16,959 14,463
3.50%, 1/1/52 - 4/1/52 ............................................... 184 170
7.00%, 12/1/55 .................................................... 199 212
119,191
Federal National Mortgage Association
7.00%, 5/1/28 - 2/1/56 ............................................... 200 212
4.00%, 12/1/30 - 6/1/52 .............................................. 13,476 12,973
6.50%, 5/1/31 - 12/1/55 .............................................. 4,096 4,262
6.00%, 3/1/32 - 8/1/54 ............................................... 23,661 24,343
5.50%, 5/1/33 - 4/1/56 ............................................... 26,082 26,380

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 6/1/35 - 4/1/56 ............................................... $ 15,688 $ 15,746
2.00%, 12/1/41 - 11/1/51 .............................................. 14,200 12,114
4.50%, 9/1/43 - 8/1/54 ............................................... 5,535 5,458
3.00%, 10/1/46 - 2/1/57 .............................................. 18,372 16,409
3.50%, 1/1/48 - 8/1/58 ............................................... 14,865 13,694
2.50%, 9/1/50 - 4/1/52 ............................................... 41,870 36,043
167,634
Federal National Mortgage Association, TBA
1.50%, 4/25/41 .................................................... 2,000 1,798
2.00%, 4/25/41 .................................................... 2,000 1,839
2.50%, 4/25/41 .................................................... 2,000 1,889
5.00%, 4/25/41 .................................................... 19,000 19,139
5.50%, 4/25/41 - 4/25/56 ............................................. 41,300 41,965
3.50%, 4/25/49 .................................................... 69,400 63,615
3.00%, 4/25/52 .................................................... 32,600 28,629
2.00%, 4/25/56 .................................................... 8,600 6,925
2.50%, 4/25/56 .................................................... 21,400 17,989
4.00%, 4/25/56 .................................................... 14,000 13,209
4.50%, 4/25/56 .................................................... 29,300 28,275
5.00%, 4/25/56 .................................................... 32,000 31,556
6.50%, 4/25/56 .................................................... 1,800 1,862
258,690
Government National Mortgage Association
6.50%, 1/20/28 - 7/15/35 ............................................. 65 67
7.00%, 1/20/29 - 5/15/31 ............................................. 1 –(h)
6.00%, 8/15/32 - 4/20/55 ............................................. 12,792 13,021
5.50%, 7/15/33 - 10/20/37 ............................................. 360 368
4.50%, 9/15/33 - 3/20/49 ............................................. 5,707 5,640
5.00%, 9/15/33 .................................................... 90 91
5.13%, 10/15/38 .................................................... 43 44
5.75%, 10/15/38 .................................................... 125 129
4.00%, 3/15/39 - 4/20/48 ............................................. 13,857 13,227
3.50%, 10/15/42 - 7/20/47 ............................................. 2,517 2,330
2.00%, 2/20/52 - 7/20/52 ............................................. 1,728 1,429
36,346
Government National Mortgage Association, TBA
4.50%, 4/20/46 .................................................... 2,000 1,932
2.00%, 4/20/56 .................................................... 9,000 7,433
2.50%, 4/20/56 .................................................... 17,000 14,623
3.00%, 4/20/56 .................................................... 12,000 10,711
3.50%, 4/20/56 .................................................... 4,000 3,668
5.00%, 4/20/56 .................................................... 14,000 13,864
5.50%, 4/20/56 .................................................... 14,000 14,089
6.50%, 4/20/56 .................................................... 13,000 13,510
79,830
Total U.S. Government Agency Mortgages (Cost $671,110)
a
a
a
661,731
U.S. Treasury Obligations (18.2%)
U.S. Treasury Bills
3.10%, 4/7/26(p) ................................................... 63,500 63,462
3.46%, 4/21/26(p) .................................................. 85,000 84,829
3.48%, 4/23/26(p) .................................................. 80,000 79,823
3.51%, 4/28/26(p) .................................................. 38,000 37,896
U.S. Treasury Bonds
4.63%, 11/15/45 .................................................... 112,826 108,824
4.63%, 2/15/46 .................................................... 33,000 31,814
4.63%, 11/15/55 .................................................... 2,493 2,382
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35 ............................ 33,929 33,767
U.S. Treasury Notes
3.50%, 1/31/28 .................................................... 19,863 19,750
4.25%, 1/31/30 .................................................... 75,000 75,949
4.00%, 2/28/30 .................................................... 45,000 45,170

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$1,747,502 (thousands) and amounted to 46.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) Security is interest only.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.6% of net assets as of March 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(g) Zero-coupon bond.
(h) Rounds to less than $1 thousand.
(i) Amount represents less than 0.05% of net assets.
(j) Non-income producing security.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) Issued as participation notes.
(m) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at March 31,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
3.88%, 4/30/30 .................................................... $ 15,000 $ 14,984
4.00%, 1/31/31 .................................................... 8,391 8,407
3.50%, 2/28/31 .................................................... 25,000 24,516
3.88%, 12/31/32 .................................................... 6,388 6,295
4.00%, 11/15/35 .................................................... 4,842 4,724
4.13%, 2/15/36 .................................................... 37,979 37,385
Total U.S. Treasury Obligations (Cost $683,018)
a
a
a
679,977
Repurchase Agreements (2.3%)
Bank of America Corp., 3.66%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $36,004 (collateralized by U.S. Treasury Bonds, 0.00%, due 2/15/44, with a value of $36,720) ...................................................... $ 36,000 36,000
Bank of America Corp., 3.67%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $48,285 (collateralized by Agency Mortgage-Backed Securities, 2.50%-
7.00%, due 5/20/37 - 4/1/56, with an aggregate value of $49,246) .................... 48,280 48,280
Total Repurchase Agreements (Cost $84,280)
a
a
a
84,280
Total Investments (Cost $4,082,844) — 106.9% 3,982,203
Liabilities in excess of other assets —  (6.9)% (256,519)
NET ASSETS - 100.00% $ 3,725,684
At March 31, 2026, the Fund's investments in foreign securities were 26.5% of net assets.
Security Name Acquisition Date Cost Value
Acorn Re ......................................................... 10/25/2024 $ 500 $ 506
Alamo Re ........................................................ 4/4/2024 250 259
Alamo Re ........................................................ 4/4/2024 500 515
Alamo Re ........................................................ 4/12/2023 1,000 1,012
Alturas Re, 2021-3 .................................................. 8/16/2021 19 7
Alturas Re, 2022-2 .................................................. 1/18/2022 — 29
Aquila Re I ....................................................... 5/10/2023 750 757
Aquila Re I ....................................................... 4/26/2024 500 511
Atlas Capital DAC .................................................. 5/17/2023 1,250 1,282
Atlas Capital DAC, 2024 ............................................. 5/24/2024 750 813
Bantry Re ........................................................ 1/26/2026 4,442 4,704
Bantry Re ........................................................ 7/23/2025 3,074 3,720
Bayou Re ........................................................ 12/4/2025 547 513
Berwick Re ....................................................... 2/4/2026 2,220 2,136
Blue Ridge Re ..................................................... 11/26/2025 250 247
Blue Ridge Re ..................................................... 11/14/2023 500 504
Blue Ridge Re ..................................................... 11/26/2025 1,250 1,270
Blue Ridge Re ..................................................... 11/26/2025 250 251
Bonanza Re ....................................................... 12/16/2024 250 253

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
Bonanza Re ....................................................... 12/16/2024 $ 1,000 $ 1,009
Bridge Street Re .................................................... 12/22/2025 800 804
Cape Lookout Re ................................................... 2/27/2025 1,750 1,824
Cape Lookout Re ................................................... 2/27/2025 3,210 3,159
Carnoustie Re ..................................................... 1/30/2026 2,000 2,092
Cat Re ........................................................... 11/14/2023 500 509
Chartwell Re ...................................................... 5/2/2025 250 257
Chartwell Re ...................................................... 5/2/2025 625 645
Citrus Re ......................................................... 3/13/2026 400 400
Commonwealth Re .................................................. 3/4/2026 1,760 1,759
Commonwealth Re .................................................. 5/30/2025 750 765
Easton Re ........................................................ 5/16/2024 249 252
Eden Re II ........................................................ 1/17/2023 — 121
Eden Re II ........................................................ 1/10/2024 — 102
Eden Re II ........................................................ 12/27/2024 2,800 401
FloodSmart Re ..................................................... 2/29/2024 1,000 1,047
Foundation Re IV ................................................... 12/4/2025 700 703
Four Lakes Re ..................................................... 12/11/2024 250 253
Four Lakes Re ..................................................... 12/11/2025 1,250 1,239
Four Lakes Re ..................................................... 12/8/2023 250 253
Four Lakes Re ..................................................... 12/11/2025 400 397
Four Lakes Re ..................................................... 12/11/2024 764 766
Fuchsia London Bridge 2 PCC, 2024-1 ................................... 12/18/2024 750 770
Galileo Re ........................................................ 12/8/2025 500 496
Galileo Re ........................................................ 12/4/2023 1,000 1,034
Gamboge Re ...................................................... 5/9/2024 1,618 2,326
Gateway Re ....................................................... 3/11/2024 250 254
Gateway Re II ..................................................... 4/13/2023 250 251
Gleneagles Re, 2022 ................................................. 1/18/2022 482 44
Gullane Re ....................................................... 1/22/2026 3,856 3,037
Herbie Re ........................................................ 12/17/2024 500 505
Herbie Re ........................................................ 1/16/2026 500 500
High Point Re ..................................................... 12/1/2023 2,500 2,509
Integrity Re ....................................................... 10/22/2025 1,020 1,020
Integrity Re ....................................................... 5/9/2022 309 155
Integrity Re III ..................................................... 2/21/2025 750 766
Integrity Re III ..................................................... 2/21/2025 750 770
Kendall Re ....................................................... 4/22/2024 1,000 1,025
Locke Tavern Re ................................................... 3/5/2026 400 400
Locke Tavern Re ................................................... 3/23/2023 1,000 1,000
Long Point Re IV ................................................... 5/13/2022 2,500 2,503
Macclesfield Re .................................................... 2/24/2026 502 498
Marlon .......................................................... 5/24/2024 250 261
Matterhorn Re ..................................................... 2/4/2026 300 299
Mayflower Re ..................................................... 2/18/2026 2,792 2,782
Mayflower Re ..................................................... 11/24/2025 2,536 2,521
Mayflower Re ..................................................... 5/22/2025 500 509
Mayflower Re ..................................................... 6/21/2024 750 769
Merion Re ........................................................ 1/30/2026 662 692
Merion Re ........................................................ 1/16/2025 — 12
Merna Re Companywide ............................................. 5/14/2025 500 521
Merna Re Enterprise ................................................. 5/14/2025 500 514
Merna Reinsurance II ................................................ 2/12/2026 6,182 6,138
Merna Reinsurance II ................................................ 5/8/2024 500 518
Merna Reinsurance II ................................................ 5/8/2024 500 517
Merna Reinsurance II ................................................ 5/8/2024 1,000 1,033
Montoya Re ....................................................... 12/12/2025 400 398
Mystic Re IV ...................................................... 12/12/2023 850 868
Old Head Re ...................................................... 12/22/2025 405 427
Palm Re ......................................................... 4/1/2025 750 772
Pangaea Re ....................................................... 3/23/2026 1,500 1,566
Pangaea Re ....................................................... 9/18/2025 2,500 3,090
Pi0047 Re ........................................................ 2/4/2026 10,000 11,050
Pi0051 Cheltenham Re ............................................... 6/13/2025 802 1,028

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
(n) Issued as preference shares.
(o) All of the coupon is PIK.
(p) Rate represents the effective yield at March 31, 2026.
(q) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Security Name Acquisition Date Cost Value
Pine Valley Re ..................................................... 2/24/2026 $ 664 $ 663
Portsalon Re ...................................................... 7/15/2022 242 286
Purple Re ........................................................ 12/12/2025 1,051 1,006
Purple Re Ltd. ..................................................... 4/2/2024 500 515
Residential Re ..................................................... 11/4/2024 750 761
Residential Re ..................................................... 11/4/2024 750 768
Residential Re ..................................................... 11/22/2022 1,500 1,527
Residential Re ..................................................... 11/7/2023 1,500 1,551
Residential Re ..................................................... 11/7/2023 750 780
Sanders Re II ...................................................... 3/13/2025 600 614
Sanders Re II ...................................................... 12/10/2024 2,000 2,031
Sanders Re II ...................................................... 3/13/2025 600 629
Sanders Re II ...................................................... 3/13/2025 600 615
Sanders Re II ...................................................... 3/13/2025 600 633
Sanders Re II ...................................................... 12/10/2024 1,500 1,523
Sanders Re III ..................................................... 11/30/2022 750 771
Sanders Re III ..................................................... 2/24/2026 400 399
Sanders Re III ..................................................... 2/24/2026 350 351
Sanders Re III ..................................................... 1/16/2024 750 780
Sanders Re III ..................................................... 3/24/2023 250 255
Sanders Re III ..................................................... 12/3/2025 1,288 1,263
Sanders Re IV ..................................................... 2/24/2026 400 399
Sanders Re IV ..................................................... 2/24/2026 350 349
Sector Re V ....................................................... 12/31/2024 3 276
Sector Re V ....................................................... 12/31/2025 4,400 4,723
Silk Road Re ...................................................... 12/23/2024 250 252
Skyline Re II, 2025-1 ................................................ 12/23/2025 500 499
Sovcombank Via SovCom Capital DAC ................................... 11/10/2021 5,010 —
Thopas Re ........................................................ 2/15/2023 — —
Thopas Re ........................................................ 1/10/2025 — 152
Thopas Re ........................................................ 2/2/2024 — 15
Thopas Re ........................................................ 1/30/2026 3,488 3,600
Thopas Re, 2020 ................................................... 12/30/2019 — 18
Thopas Re, 2021 ................................................... 12/30/2020 — 74
Thopas Re, 2022 ................................................... 2/15/2002 — 15
Tomtit Re ........................................................ 12/31/2025 588 525
Ursa Re II ........................................................ 11/18/2025 500 496
Veraison Re ....................................................... 1/30/2026 400 400
Veraison Re ....................................................... 1/30/2026 400 400
Viribus Re ........................................................ 2/2/2023 — —
Viribus Re, 2018 ................................................... 12/22/2017 21 —
Viribus Re, 2019 ................................................... 12/27/2018 — —
Vitality Re XIV .................................................... 1/25/2023 4,006 4,044
Vitality Re XIV .................................................... 1/25/2023 400 406
Vitality Re XVII ................................................... 1/22/2026 2,500 2,497
Walton Heath Re ................................................... 7/13/2022 — 115
Windrose Re ...................................................... 1/30/2026 750 752
Windrose Re ...................................................... 1/29/2026 2,000 1,991
Total (3.6% of net assets) $136,986 $133,915
ABS
—
Asset-Backed Securities
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
HSMMUSTF
—
HSBC U.S. Treasury Money Market Fund Index
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduit
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.20%)
Collateralized Mortgage Obligations —  (1.20%)
Federal National Mortgage Association, TBA
6.00% , 4/25/56 .................................................... $(41,100) $ (41,895)
7.00% , 4/25/56 .................................................... (100) (105)
Government National Mortgage Association, TBA
4.00% , 4/20/56 .................................................... (2,000) (1,873)
Total TBA Sales Commitments (Proceeds  $44,028) $(43,873)
Forward Currency Contracts
At March 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Turkish Lira 337,500 U.S. Dollar 7,375 Citibank NA 4/9/26 $ 149
U.S. Dollar 5,412 Canadian Dollar 7,465 Citibank NA 4/9/26 44
Brazilian Real 43,330 U.S. Dollar 8,047 Citibank NA 4/29/26 274
U.S. Dollar 25,900 Australian Dollar 36,500 Citibank NA 4/30/26 725
U.S. Dollar 69,830 European Euro 59,171 Citibank NA 5/29/26 1,254
U.S. Dollar 19,429 European Euro 16,400 Citibank NA 5/29/26 422
U.S. Dollar 15,532 European Euro 13,200 Citibank NA 5/29/26 233
Chilean Peso 18,580,000 U.S. Dollar 20,063 Citibank NA 6/25/26 10
U.S. Dollar 16,499 Indian Rupee 1,555,000 Citibank NA 6/25/26 133

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Canadian Dollar 52,860 U.S. Dollar 38,088 Citibank NA 6/26/26 $ 53
U.S. Dollar 2,306 Mexican Peso 41,300 Citibank NA 6/26/26 19
U.S. Dollar 10,664 Turkish Lira 611,040 Citibank NA 1/7/27 245
U.S. Dollar 8,521 Turkish Lira 476,000 Citibank NA 1/7/27 405
U.S. Dollar 855 Turkish Lira 48,810 Citibank NA 1/7/27 23
$ 3,989
U.S. Dollar 7,441 Turkish Lira 337,500 Citibank NA 4/9/26 (83)
European Euro 11,982 U.S. Dollar 14,384 Citibank NA 4/29/26 (517)
U.S. Dollar 8,203 Brazilian Real 43,300 Citibank NA 4/29/26 (113)
Australian Dollar 72,680 U.S. Dollar 50,852 Citibank NA 4/30/26 (724)
Japanese Yen 6,085,000 European Euro 33,370 Citibank NA 6/18/26 (115)
Korean Won 27,555,000 U.S. Dollar 18,394 Citibank NA 6/25/26 (31)
Japanese Yen 5,050,000 U.S. Dollar 32,062 Citibank NA 6/26/26 (13)
European Euro 28,985 U.S. Dollar 33,689 Citibank NA 6/26/26 (56)
Turkish Lira 1,135,850 U.S. Dollar 20,287 StateStreet 1/7/27 (920)
$ (2,572)
Total Net Forward Currency Contracts $ 1,417
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 1,234 6/30/26 $ 257,764 $ 255,988 $ (1,777)
U.S. 10-Year Ultra Futures ............ 2,199 6/18/26 254,567 249,621 (4,946)
Ultra Long Term U.S. Treasury Bond Futures 2,092 6/18/26 251,714 243,849 (7,865)
$ (14,588)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1,360 6/18/26 $ 153,717 $ 151,024 $ 2,693
30-Year U.S. Treasury Bond Futures ..... 80 6/18/26 9,001 9,110 (109)
5-Year U.S. Treasury Note Futures ....... 532 6/30/26 57,468 57,552 (83)
Euro Bund Futures .................. 650 6/08/26 96,686 94,206 2,480
$ 4,981
Total unrealized appreciation
$ 5,173
Total unrealized depreciation (14,780)
Total net unrealized appreciation (depreciation) $ (9,607)
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 27,700 $ (11,614) $ (15,015) $ 3,401
$ (11,614) $ (15,015) $ 3,401
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
American Airlines Group, Inc. .............. 5.00% 6/20/30 Quarterly $ 8,215 $ (40) $ (540) $ 500
CDS Oracle Corp. ...................... 1.00% 12/20/30 Quarterly 27,700 (870) $ (544) (326)
$ (910) $ (1,084) $ 174

Victory Portfolios IV
Victory Pioneer Strategic Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
March 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Strategic Income
Fund
Assets:
Investments, at value (Cost $3,998,564) $ 3,897,923
Repurchase agreements, at value (Cost $84,280) 84,280
Foreign currency, at value (Cost $2,046) 960
Cash 24,830
Futures contracts collateral 21,570
Swap agreements collateral 30,037
TBA sales commitments collateral 2,860
Unrealized appreciation on forward currency contracts 3,989
Receivables:
Dividends and interest 35,758
Capital shares issued 3,076
Investments sold 115,516
From Adviser 244
Variation margin on open futures contracts 612
Prepaid expenses 143
Total Assets 4,221,798
Liabilities:
Payables:
Distributions 2,765
Due to Broker 3,760
Investments purchased 434,136
Capital shares redeemed 4,199
Unrealized depreciation on forward currency contracts 2,572
Variation margin payable on open swap agreements 1,905
TBA sales commitments, at value
(Proceeds $44,028) 43,873
Accrued expenses and other payables:
Investment advisory fees 1,796
Administration fees 141
Custodian fees 30
Transfer agent fees 109
Sub-Transfer agent fees 574
12b-1 fees 76
Other accrued expenses 178
Total Liabilities 496,114
Commitments and contingencies (Note 5 )
Net Assets:
Capital 4,212,355
Total accumulated earnings (loss) (486,671)
Net Assets $ 3,725,684
Net Assets:
Class A $ 467,193
Class C 31,395
Class R 47,536
Class R6 579,342
Class Y 2,600,218
Total $ 3,725,684
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 47,995
Class C 3,301
Class R 4,794
Class R6 59,456
Class Y 267,008
Total 382,554
Net asset value, offering and redemption price per share:(a)
Class A $ 9.73
Class C(b) 9.51
Class R 9.92
Class R6 9.74
Class Y 9.74

Statement of Assets and Liabilities
March 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.95
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended March 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Strategic Income
Fund
Investment Income:
Dividends $ 7,397
Interest 107,527
Foreign tax withholding (784)
Total Income 114,140
Expenses:
Investment advisory fees 10,558
Administration fees 813
Sub-Administration fees 2
12b-1 fees — Class A 598
12b-1 fees — Class C 165
12b-1 fees — Class R 126
Custodian fees 45
Transfer agent fees — Class A 47
Transfer agent fees — Class C 4
Transfer agent fees — Class R 3
Transfer agent fees — Class R6 9
Transfer agent fees — Class Y 75
Sub-Transfer agent fees — Class A 344
Sub-Transfer agent fees — Class C 12
Sub-Transfer agent fees — Class R 59
Sub-Transfer agent fees — Class Y 1,095
Trustees' fees 66
Legal and audit fees 137
State registration and filing fees 34
Other expenses 40
Total Expenses 14,232
Less fees paid indirectly (33)
Expenses waived/reimbursed by Adviser (632)
Net Expenses 13,567
Net Investment Income (Loss) 100,573
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 3,449
Net realized gains (losses) from futures contracts 577
Net realized gains (losses) from swap agreements (1,602)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (52,248)
Net change in unrealized appreciation/depreciation on TBA sales commitments (162)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts 1,417
Net change in unrealized appreciation/depreciation on futures contracts (10,691)
Net change in unrealized appreciation/depreciation on swap agreements 3,975
Net realized/unrealized gains (losses) on investments (55,285)
Change in net assets resulting from operations $ 45,288

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Strategic Income
Fund
Six Months
Ended
March 31, 2026
(Unaudited)
Year
Ended
September 30,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 100,573 $ 192,924
Net realized gains (losses) 2,424 (43,557)
Net change in unrealized appreciation/depreciation (57,709) 45,029
Change in net assets resulting from operations 45,288 194,396
Distributions to Shareholders:
Class A (11,695) (28,250)
Class C (698) (1,794)
Class R (1,154) (34,044)
Class R6 (15,855) (2,748)
Class Y (67,934) (128,667)
Change in net assets resulting from distributions to shareholders (97,336) (195,503)
Change in net assets resulting from capital transactions 379,488 (72,263)
Change in net assets 327,440 (73,370)
Net Assets:
Beginning of period 3,398,244 3,471,614
End of period $ 3,725,684 $ 3,398,244
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Strategic Income
Fund
Six Months
Ended
March 31, 2026
(Unaudited)
Year
Ended
September 30,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 24,990 $ 56,369
Distributions reinvested 9,938 23,790
Cost of shares redeemed (51,285) (144,275)
Total Class A $ (16,357) $ (64,116)
Class C
Proceeds from shares issued $ 4,247 $ 4,518
Distributions reinvested 620 1,608
Cost of shares redeemed (6,379) (14,795)
Total Class C $ (1,512) $ (8,669)
Class R
Proceeds from shares issued $ 2,598 $ 198,036
Distributions reinvested 1,150 26,114
Cost of shares redeemed (7,902) (186,469)
Total Class R $ (4,154) $ 37,681
Class R6
Proceeds from shares issued $ 54,949 $ 5,956
Distributions reinvested 11,649 2,741
Cost of shares redeemed (77,178) (11,720)
Total Class R6 $ (10,580) $ (3,023)
Class Y
Proceeds from shares issued $ 704,181 $ 500,864
Distributions reinvested 56,282 101,548
Cost of shares redeemed (348,372) (636,548)
Total Class Y $ 412,091 $ (34,136)
Change in net assets resulting from capital transactions $ 379,488 $ (72,263)
Share Transactions:
Class A
Issued 2,532 5,882
Reinvested 1,007 2,480
Redeemed (5,198) (15,085)
Total Class A (1,659) (6,723)
Class C
Issued 441 481
Reinvested 64 172
Redeemed (662) (1,581)
Total Class C (157) (928)
Class R
Issued 259 20,605
Reinvested 114 2,716
Redeemed (786) (19,350)
Total Class R (413) 3,971
Class R6
Issued 5,560 608
Reinvested 1,179 281
Redeemed (7,791) (1,199)
Total Class R6 (1,052) (310)
Class Y
Issued 71,086 52,136
Reinvested 5,697 10,573
Redeemed (35,295) (66,457)
Total Class Y 41,488 (3,748)
Change in Shares 38,207 (7,738)
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Strategic Income Fund
Class A*
Six Months
Ended
March
31, 2026
(Unaudited)
Year
Ended
September 30,
2025
Year
Ended
September 30,
2024
Year
Ended
September 30,
2023
Year
Ended
September 30,
2022
Year
Ended
September 30,
2021
Net Asset Value, Beginning of Period $9.86 $9.85 $8.91 $9.05 $11.38 $10.91
Investment Activities:
Net investment income (loss)(a) 0.25 0.53 0.51 0.45 0.35 0.35
Net realized and unrealized gains (losses) (0.14) 0.01 0.82 (0.27) (1.86) 0.52
Total from Investment Activities 0.11 0.54 1.33 0.18 (1.51) 0.87
Distributions to Shareholders from:
Net investment income (0.24) (0.53) (0.39) (0.32) (0.12) (0.40)
Net realized gains — — — — (0.53) —
Return of capital — — — — (0.17) —
Total Distributions (0.24) (0.53) (0.39) (0.32) (0.82) (0.40)
Net Asset Value, End of Period $9.73 $9.86 $9.85 $8.91 $9.05 $11.38
Total Return(b)(c) 1.11% 5.80% 15.18% 1.91%(d) (14.12)% 8.04%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00%(g) 1.02% 1.07% 1.06% 1.01% 1.06%
Net Investment Income (Loss)(e) 5.11% 5.49% 5.45% 4.91% 3.44% 3.12%
Gross Expenses(e)(f) 1.04%(g) 1.06% 1.11% 1.10% 1.03% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $467,193 $489,709 $555,425 $569,497 $637,356 $855,856
Portfolio Turnover(b)(h) 43% 52% 63% 51% 56% 67%
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was 0.11%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Strategic Income Fund
Class C*
Six Months
Ended
March
31, 2026
(Unaudited)
Year
Ended
September 30,
2025
Year
Ended
September 30,
2024
Year
Ended
September 30,
2023
Year
Ended
September 30,
2022
Year
Ended
September 30,
2021
Net Asset Value, Beginning of Period $9.64 $9.63 $8.71 $8.85 $11.14 $10.67
Investment Activities:
Net investment income (loss)(a) 0.21 0.45 0.44 0.38 0.28 0.27
Net realized and unrealized gains (losses) (0.14) 0.02 0.80 (0.27) (1.82) 0.51
Total from Investment Activities 0.07 0.47 1.24 0.11 (1.54) 0.78
Distributions to Shareholders from:
Net investment income (0.20) (0.46) (0.32) (0.25) (0.05) (0.31)
Net realized gains — — — — (0.53) —
Return of capital — — — — (0.17) —
Total Distributions (0.20) (0.46) (0.32) (0.25) (0.75) (0.31)
Net Asset Value, End of Period $9.51 $9.64 $9.63 $8.71 $8.85 $11.14
Total Return(b)(c) 0.75% 5.14% 14.46% 1.21%(d) (14.69)% 7.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.68%(g) 1.69% 1.69% 1.70% 1.66% 1.73%
Net Investment Income (Loss)(e) 4.45% 4.84% 4.82% 4.28% 2.77% 2.49%
Gross Expenses(e)(f) 1.72%(g) 1.72% 1.73% 1.74% 1.68% 1.73%
Supplemental Data:
Net Assets at end of period (000's) $31,395 $33,336 $42,253 $50,394 $73,112 $112,804
Portfolio Turnover(b)(h) 43% 52% 63% 51% 56% 67%
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was 0.11%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Strategic Income Fund
Class R*
Six Months
Ended
March
31, 2026
(Unaudited)
Year
Ended
September 30,
2025
Year
Ended
September 30,
2024
Year
Ended
September 30,
2023
Year
Ended
September 30,
2022
Year
Ended
September 30,
2021
Net Asset Value, Beginning of Period $10.05 $10.03 $9.07 $9.21 $11.58 $11.09
Investment Activities:
Net investment income (loss)(a) 0.24 0.51 0.49 0.43 0.32 0.33
Net realized and unrealized gains (losses) (0.14) 0.02 0.84 (0.28) (1.90) 0.52
Total from Investment Activities 0.10 0.53 1.33 0.15 (1.58) 0.85
Distributions to Shareholders from:
Net investment income (0.23) (0.51) (0.37) (0.29) (0.09) (0.36)
Net realized gains — — — — (0.53) —
Return of capital — — — — (0.17) —
Total Distributions (0.23) (0.51) (0.37) (0.29) (0.79) (0.36)
Net Asset Value, End of Period $9.92 $10.05 $10.03 $9.07 $9.21 $11.58
Total Return(b)(c) 0.98% 5.58% 14.90% 1.60%(d) (14.46)% 7.77%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.34%(g) 1.33% 1.34% 1.35% 1.34% 1.37%
Net Investment Income (Loss)(e) 4.75% 5.19% 5.18% 4.62% 3.09% 2.83%
Gross Expenses(e)(f) 1.38%(g) 1.36% 1.37% 1.39% 1.36% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $47,536 $52,311 $55,365 $54,791 $62,624 $94,136
Portfolio Turnover(b)(h) 43% 52% 63% 51% 56% 67%
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Strategic Income Fund
Class R6*
Six Months
Ended
March
31, 2026
(Unaudited)
Year
Ended
September 30,
2025
Year
Ended
September 30,
2024
Year
Ended
September 30,
2023
Year
Ended
September 30,
2022
Year
Ended
September 30,
2021
Net Asset Value, Beginning of Period $9.87 $9.87 $8.92 $9.07 $11.40 $10.92
Investment Activities:
Net investment income (loss)(a) 0.27 0.57 0.56 0.49 0.40 0.40
Net realized and unrealized gains (losses) (0.14) 0.01 0.82 (0.28) (1.87) 0.53
Total from Investment Activities 0.13 0.58 1.38 0.21 (1.47) 0.93
Distributions to Shareholders from:
Net investment income (0.26) (0.58) (0.43) (0.36) (0.16) (0.45)
Net realized gains — — — — (0.53) —
Return of capital — — — — (0.17) —
Total Distributions (0.26) (0.58) (0.43) (0.36) (0.86) (0.45)
Net Asset Value, End of Period $9.74 $9.87 $9.87 $8.92 $9.07 $11.40
Total Return(b)(c) 1.33% 6.17% 15.82% 2.28%(d) (13.73)% 8.58%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.59%(g) 0.59% 0.59% 0.59% 0.59% 0.63%
Net Investment Income (Loss)(e) 5.51% 5.92% 5.93% 5.38% 3.88% 3.55%
Gross Expenses(e)(f) 0.63%(g) 0.63% 0.63% 0.64% 0.61% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $579,342 $597,432 $558,073 $426,933 $403,112 $465,149
Portfolio Turnover(b)(h) 43% 52% 63% 51% 56% 67%
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R6’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Strategic Income Fund
Class Y*
Six Months
Ended
March
31, 2026
(Unaudited)
Year
Ended
September 30,
2025
Year
Ended
September 30,
2024
Year
Ended
September 30,
2023
Year
Ended
September 30,
2022
Year
Ended
September 30,
2021
Net Asset Value, Beginning of Period $9.87 $9.86 $8.91 $9.05 $11.38 $10.91
Investment Activities:
Net investment income (loss)(a) 0.27 0.56 0.55 0.48 0.39 0.39
Net realized and unrealized gains (losses) (0.14) 0.02 0.82 (0.27) (1.87) 0.51
Total from Investment Activities 0.13 0.58 1.37 0.21 (1.48) 0.90
Distributions to Shareholders from:
Net investment income (0.26) (0.57) (0.42) (0.35) (0.15) (0.43)
Net realized gains — — — — (0.53) —
Return of capital — — — — (0.17) —
Total Distributions (0.26) (0.57) (0.42) (0.35) (0.85) (0.43)
Net Asset Value, End of Period $9.74 $9.87 $9.86 $8.91 $9.05 $11.38
Total Return(b)(c) 1.28% 6.18% 15.72% 2.28%(d) (13.85)% 8.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.68%(g) 0.69% 0.69% 0.69% 0.69% 0.74%
Net Investment Income (Loss)(e) 5.40% 5.83% 5.83% 5.28% 3.77% 3.44%
Gross Expenses(e)(f) 0.71%(g) 0.74% 0.73% 0.74% 0.71% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $2,600,218 $2,225,456 $2,260,498 $2,099,995 $2,579,954 $3,204,878
Portfolio Turnover(b)(h) 43% 52% 63% 51% 56% 67%
* Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
March 31, 2026
Victory Portfolios IV

(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Strategic Income Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class R, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and
Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to produce a high level of current income.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Strategic Income Fund Strategic Income Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of March 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Strategic Income Fund
Asset-Backed Securities ......................................... $ — $ 282,544 $ 7,211 $ 289,755
Collateralized Loan Obligations ................................... — 32,384 — 32,384
Collateralized Mortgage Obligations ................................ — 344,728 1,409 346,137
Common Stocks ............................................... 2,752 — —(a) 2,752
Preferred Stocks ............................................... 25,263 — — 25,263
Convertible Corporate Bonds ..................................... — 7,306 — 7,306
Convertible Preferred Stocks ...................................... 5,815 — — 5,815
Senior Secured Loans ........................................... — 24,623 — 24,623
Corporate Bonds .............................................. — 871,662 2,091 873,753
Insurance-Linked Securities ...................................... — 86,369 47,546 133,915
Yankee Dollars ............................................... — 814,512 —(a) 814,512
U.S. Government Agency Mortgages ................................ — 661,731 — 661,731
U.S. Treasury Obligations ........................................ — 679,977 — 679,977

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
As of March 31, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At March
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Repurchase Agreements ......................................... — 84,280 — 84,280
Total ....................................................... $ 33,830 $ 3,890,116 $ 58,257 $ 3,982,203
Liabilities:
TBA Sales Commitments ........................................ $ — $ (43,873) $ — $ (43,873)
Total ....................................................... $ — $ (43,873) $ — $ (43,873)
Other Financial Investments:*
Assets:
Credit Default Swap Agreement ................................... — 3,901 — 3,901
Forward Currency Contracts ...................................... — 3,989 — 3,989
Futures Contracts .............................................. 5,173 — — 5,173
Liabilities:
Credit Default Swap Agreement ................................... — (326) — (326)
Forward Currency Contracts ...................................... — (2,572) — (2,572)
Futures Contracts .............................................. (14,780) — — (14,780)
Total ....................................................... $ (9,607) $ 4,992 $ — $ (4,615)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.
* Swap Agreements, Futures Contracts and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. The cash collateral held by the
Fund is reflected on the Statement of Assets and Liabilities under TBA sales commitments collateral.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of March 31,
2026, the Fund had open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended March 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended March 31, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Swap
Agreements*
Forward
Currency
Contracts
Futures
contracts*
Swap
agreements*
Forward
Currency
Contracts
Credit Risk Exposure: – 3,901,000 – – (326,000) –
Strategic Income Fund ........... $ – $ 3,901 $ – $ – $ 326 $ –
Interest Rate Risk Exposure: 5,173,000 – – (14,780,000) – –
Strategic Income Fund ........... 5,173 – – 14,780 – –
Foreign Exchange Rate Risk
Exposure: 3,989,000 (2,572,000)
Strategic Income Fund ........... – – 3,989 – – (2,572)
Net realized gains
(losses) from
futures contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Net Change
in Unrealized
Appreciation/
Depreciation from
Forward Currency
Contracts
Credit Risk Exposure: – (1,602,000) – 3,975,000 –
Strategic Income Fund ............. $ – $ (1,602) $ – $ 3,975 $ –
Interest Rate Risk Exposure: 577,000 – (10,691,000) – –
Strategic Income Fund ............. 577 – (10,691) – –
Forward Exchange Rate Risk Exposure: – – – – 1,417,000
Strategic Income Fund ............. – – – – 1,417

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of September 30.
For the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of March 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*  Rounds to less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended March 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended March 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Strategic Income Fund ............................................ $ 858,891 $ 755,544 $ 935,952 $ 671,693
Strategic Income Fund
Ownership %
Victory Pioneer Solutions-Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . –%*
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion -
$10 billion
Over $10
billion
Strategic Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%, plus 0.55%, plus 0.50%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Strategic Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended March 31, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended March 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended March 31, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended March 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended March 31, 2026, the Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended March 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of March 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at March 31, 2026.
In effect until April 1, 2028
Class A Class C Class R Class R6 Class Y
Strategic Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . 1.07% 1.69% 1.34% 0.59% 0.69%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
As of March 31, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires.
These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended March 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Insurance-Linked Securities ("ILS") Risk:
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may
September 30,
2026
September 30,
2027 Total
Strategic Income Fund ............................................................. $ 766 $ 632 $ 1,398

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
7. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended March 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended March 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended September 30, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund
Short-Term
Amount
Long-Term
Amount Total
Strategic Income Fund .................................................. $ (119,626) $ (261,036) $ (380,662)

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV

(Unaudited)
under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of March 31, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
10. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Counterparty
Derivative Assets
Subject to Master
Netting Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Assets
(b)
CitiBank NA $3,989 $(1,652) $— $— $2,337
Total $3,989 $(1,652) $— $— $2,337
Counterparty
Derivative
Liabilities
Subject to Master
Netting Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
CitiBank NA $1,652 $(1,652) $— $— $—
StateStreet 920 —
—
— 920
Total $2,572 $(1,652)
$—
$— $920

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19207-0526

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios IV

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      June 8, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      June 8, 2026